UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

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CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04995

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Sit U.S. Government Securities Fund, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:

(612) 332-3223

Date of fiscal year end:  March 31, 2016

Date of reporting period: September 30, 2015

Item 1:  Reports to Stockholders

Semi-Annual Report
September 30, 2015

U.S. Government Securities Fund

Quality Income Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Sit Mutual Funds

Sit Mutual Funds
BOND FUNDS SEMI-ANNUAL REPORT TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

CHAIRMAN’S LETTER

November 4, 2015

Dear fellow shareholders:

We are not alone in having spent a lot of time talking and writing about the Federal Funds rate lately. While it has been the focus of two of our recent shareholder letters, it was also, for a moment when the Federal Reserve (Fed) met on September 17th, headline news in most national news outlets. As we have discussed previously, the Fed Funds rate takes on a lot of significance because it is the major policy lever that the Fed uses to influence the economy.

What happened in September was that the Fed declined to raise rates from the very low level that they have been at since the financial crisis. This inaction took a good number of market participants by surprise and in this letter we will try to explain some of the arguments over whether or not to raise rates as well as what the issue means to us and our funds as investors and fixed income managers.

Reasons to Hike

While there are lots of reasons to hike (an old joke comes to mind about querying five economists and getting six responses…) it is hopefully not simplifying the argument too much to say that the reasons essentially fall into two camps: labor conditions and policy normalization. Note that these are not mutually exclusive ideas; many people simultaneously stress the importance of both rationales.

The “labor conditions” camp notes that rates have been held low in part to encourage recovery from the disastrously high unemployment levels seen in the aftermath of the financial crisis. They further note that the US economy is now much nearer to 5% unemployment than 10%. Thus, they argue that with the substantial improvement in the major indicator of labor market conditions - as well as strengthening in other indicators, such as underemployment and prime age employment population ratio - the policy of low rates is no longer necessary or prudent. This argument is concerned with a potential increase in inflation that could result from waiting to raise rates until the economy is “overheating” which can happen if employment growth is pursued beyond “full employment” levels.

The “policy normalization” camp is worried that the “extraordinary” measures that the Fed took are no longer necessary now that the US economy is no longer in an extraordinary crisis. Their main worry is that extremely low rates distort market forces. For example, the availability of very low rates to finance investments can potentially encourage excess leverage and risk taking. Thus, they argue that it is better for the Fed to increase rates sooner rather than later or risk any number of hard to predict consequences. These consequences certainly include increased market volatility but proponents are often more focused on difficult to summarize concerns about market structure and behavior.

Reasons Not to Hike

Similar to the reasons to hike, there are two broad themes advanced by those advocating that the Fed delay longer before raising rates: labor conditions and inflation. Similar to the reasons to hike, the ideas are not mutually exclusive.

While it may seem confusing that “labor conditions” could be used as a reason both for and against a hike, this is possible because the two sides chose different metrics to measure labor market health. Those looking for reasons not to hike can point to the low employment-population ratio or the fact that there is very little evidence of upward pressure on wages. Thus, they argue that the Fed should wait longer before raising rates because there is still slack in the labor market.

The “inflation” camp has a very simple to understand argument: many measures of inflation do not currently show much evidence of increasing inflation. This argument is based on the idea that increasing rates is a tool used to slow down the economy to keep it from overheating but that the sign typically associated with an overheating economy is increasing inflation. Thus, they argue that the economy is not currently overheating and that raising rates is unnecessary or even counterproductive.

Essentially, the overriding concern of those who do not want the Fed to hike rates is this: they believe the risks associated with hiking rates - primarily, slowing down the recovery of the labor market and the growth of economy - outweigh what they view as the potential benefits.

Strategy

While not even the regional Fed presidents are sure when the Fed will finally raise rates, we do expect that the Fed will raise rates sooner rather than later. We believe that many of the underlying fundamentals of the economy are strong and that the major concerns of the “no hike” camp will slowly be resolved as the economy continues to grow. That being said, we also believe that as long as core inflation remains below target that interest rates will not rise drastically. We have adjusted our Funds accordingly and believe that they are well-positioned for the eventual gradual increase in rates by the Fed while continuing to earn substantial levels of current income.

The U.S. Government Securities Fund remains focused on seasoned, high coupon agency-backed securities which should continue to provide long-term income stability and principal preservation as mortgage rates increase from near all-time lows. The Sit Quality Income Fund’s SEC yield of 1.37% remains attractive relative to the benchmark, especially given our focus on shorter than benchmark duration.

2	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

The tax-exempt fixed income strategy employed in managing both the Tax-Free Income Fund and the Minnesota Tax-Free Income Fund will continue to focus heavily on the use of high coupon bonds and bonds structured with put, call, sinking fund, and prepayment provisions that provide regular cash flow. Our investment strategy focuses on income, the primary source of return over longer periods of time, which will continue to deliver positive performance. We continue to focus on sectors and security structures that provide incremental yield, while using diversification to help manage credit risk.

We appreciate your continued interest in the Sit family of funds.

With best wishes,

Roger J. Sit

Chairman and President Sit Mutual Funds

SEPTEMBER 30, 2015	3

Sit U.S. Government Securities Fund

OBJECTIVE & STRATEGY

The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issued, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.

Agency mortgage securities and U.S. Treasury securities are the principal holdings in the Fund. The mortgage securities that the Fund purchases consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

The Sit U.S. Government Securities Fund provided a return of +0.42% during the 6-month period ended September 30, 2015, compared to the return of the Barclays Intermediate Government Bond Index of +0.77% The Fund’s 30-day SEC yield was 2.35% and its 12-month distribution rate was 1.91%.

During the 6-month period, the Fund benefitted from the high level of income provided by its position in higher coupon government agency mortgages. Mortgage prepayments were stable throughout the period as short-term interest rates were relatively unchanged while longer term treasury rates moved modestly higher. The Fund’s position in Treasury futures and options that are used to reduce the Fund’s interest rate risk detracted from performance, however, the Fund’s strong income return more than offset this underperformance; resulting in positive absolute performance for the Fund. Recently, the anticipation of the Federal Reserve’s first increase in the Fed Funds rate since lowering the target rate to 0.25% in 2008 has been the main driver of bond prices. The capital markets were prepared for the Federal Reserve to announce the first rate hike after its September meeting, however, the Federal Reserve disappointed and it appears the first rate hike will not come until 2016.

As the bond market continues to anticipate the eventual increase in the Fed Funds rate, we expect short term interest rates to begin to move higher while longer term rates remain relatively unchanged. Current economic growth coupled with low inflation expectations should prevent long term interest rates from moving much higher, resulting in a flattening of the yield curve. The Fund’s high coupon mortgages should continue to produce an income advantage in this environment as prepayments are likely to remain stable or potentially slow.

We continue to position the Fund defensively against a rise in short-term interest rates. We continue to focus on seasoned, high coupon agency mortgage securities as they provide a high level of income

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Barclays Intermediate Government Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1  The Barclays Intermediate Government Bond Index is a sub-index of the Barclays Government Bond Index covering issues with remaining maturities of between three and five years. The Barclays Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

with relatively stable prices. This high level of income and stability of principal has been a fundamental focus of the Fund since its inception.

Michael C. Brilley	Bryce A. Doty, CFA
Senior Portfolio Managers
Mark H. Book, CFA
Portfolio Manager

4	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2015

	Sit U.S. Government Securities Fund	Barclays Inter. Gov’t Bond Index[1]	Lipper U.S. Gov’t Fund Index[2]
Six Months	0.42%	0.77%	n/a
One Year	1.83	3.00	3.07%
Five Years	1.53	1.88	2.53
Ten Years	3.58	3.85	4.08
Since Inception (6/2/87)	5.66	5.87	5.70

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1  The Barclays Intermediate Government Bond Index is a sub-index of the Barclays Government Bond Index covering issues with remaining maturities of between three and five years. The Barclays Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Based on total net assets as of September 30, 2015. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/15:	$11.04 Per Share
Net Asset Value 3/31/15:	$11.09 Per Share
Total Net Assets:	$604.4 Million
Effective Duration [3]:	0.2 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

ESTIMATED AVERAGE LIFE

0-1 Year	4.9%
1-5 Years	92.2%
5-10 Years	1.9%
10-20 Years	0.0%
20+ Years	1.0%

The table represents the Adviser’s estimates of the dollar weighted average life of the portfolio’s securities, which differ from their stated maturities. The Fund’s average stated maturity was 18.2 years as of September 30, 2015.

SEPTEMBER 30, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Mortgage Pass-Through Securities - 38.3%
Federal Home Loan Mortgage Corporation - 7.0%
522,318	4.00	7/1/25		559,343
267,777	5.82	10/1/37		299,401
60,554	6.38	12/1/26-12/1/27		68,845
11,946,265	6.50	11/1/27-9/1/39		13,946,572
443,702	6.88	2/17/31		520,078
17,427,597	7.00	8/1/27-1/1/39		20,470,826
59,284	7.38	12/17/24		68,285
1,586,341	7.50	1/1/31-10/1/38		1,816,078
75,328	7.95	10/1/25-11/1/25		76,274
674,662	8.00	5/1/31-1/1/37		785,263
4,735	8.25	12/1/17		4,750
1,304,474	8.50	10/1/19-3/1/31		1,519,359
1,143,303	9.00	11/1/25-5/1/31		1,251,214
12,503	9.25	2/1/18-3/1/19		12,555
196,340	9.50	12/17/21		218,370
200	9.75	12/1/16		200
717,199	10.00	9/1/20-7/1/30		757,418
39,702	10.50	6/1/19		43,565
28,492	11.00	8/25/20		28,419

				42,446,815

Federal National Mortgage Association - 19.2%
2,375	3.24	3/1/19	[1]	2,421
1,346,122	5.50	12/1/32		1,504,528
1,159,629	5.61	11/1/22		1,260,634
2,977,470	5.96	6/1/28		3,399,499
2,282,396	6.00	9/1/28-10/1/39		2,582,532
462,300	6.15	6/1/33	[1]	521,170
4,846,053	6.17	11/1/43		5,492,564
35,831,805	6.50	1/1/22-6/1/40		41,159,139
2,805,508	6.95	6/1/40		3,303,501
71,915	6.95	8/1/21	[1]	73,048
33,249,258	7.00	6/1/17-5/1/39		39,511,796
5,202,125	7.50	6/1/22-2/1/38		6,102,899
50,781	7.62	12/1/16		52,120
122,299	7.95	9/15/20		135,913
2,902,279	8.00	4/1/16-3/1/38		3,467,524
235,293	8.08	11/15/31		283,206
72,793	8.14	7/20/30		82,289
35,777	8.27	7/20/28		38,750
74,785	8.33	7/15/20		82,381
2,734,171	8.50	2/1/16-1/1/37		3,299,581
36,404	8.51	9/15/30		42,125
1,230,050	9.00	10/1/19-2/1/38		1,427,623
30,960	9.02	3/15/22		31,953
55,137	9.17	5/15/28		62,896
1,123,724	9.50	3/1/20-8/1/31		1,302,704
222,762	9.66	8/20/25		255,465
18,158	9.68	7/15/20		18,632

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

260,718	10.00	2/1/28-6/1/30		308,211
11,840	10.04	8/15/20		11,982
56,890	10.50	6/1/28		61,520

				115,878,606

Government National Mortgage Association - 11.1%
19,356,559	4.00	12/15/24-12/20/31		20,832,309
2,266,251	4.25	10/20/31-3/20/37		2,453,533
3,415,613	4.75	9/20/31		3,757,025
2,099,893	5.50	9/15/25-5/15/29		2,365,804
6,185,752	5.75	2/15/29-10/20/31		6,980,410
95,620	5.76	5/20/33		106,592
1,652,080	6.00	6/15/23-11/20/34		1,864,255
304,009	6.20	3/15/32		348,577
1,900,192	6.25	12/15/23-4/15/29		2,168,576
720,356	6.35	4/20/30-6/20/31		819,793
254,595	6.38	8/15/26-4/15/28		290,068
98,344	6.49	4/20/32		112,685
16,079,044	6.50	11/15/23-4/20/43		18,660,667
347,071	6.91	7/20/26-2/20/27		383,473
3,935,718	7.00	5/15/24-1/20/39		4,561,265
127,807	7.02	4/20/26		136,768
222,372	7.10	5/20/25		242,654
121,538	7.15	4/20/27		130,384
360,728	7.50	1/20/38-3/15/39		428,882
494,996	8.00	6/20/31		605,529

				67,249,249

Small Business Administration - 1.0%
5,402,194	5.33	8/25/36-9/25/36		5,861,409

Total Mortgage Pass-Through Securities (cost: $224,159,889)				231,436,079

U.S. Treasury / Federal Agency Securities - 4.1%
U.S. Treasury Floating Rate Note:
19,000,000	0.08	7/31/17	[1]	18,980,430
U.S. Treasury Strips:
13,700,000	2.95	5/15/44	[6]	5,762,837

Total U.S. Treasury / Federal Agency Securities (cost: $24,856,581)				24,743,267

Collateralized Mortgage Obligations - 49.8%
Federal Home Loan Mortgage Corporation - 16.6%
2,664	4.63	3/25/44	[1]	2,660
9,888,554	6.00	9/15/21-6/15/37		11,358,201
648,841	6.10	7/25/32	[1]	751,711
92,250	6.25	5/15/29		101,906
20,974,801	6.50	9/15/23-10/25/43		24,535,570
887,372	6.50	9/25/43	[1]	1,067,865
68,334	6.70	9/15/23		77,525
377,255	6.95	3/15/28		433,644
38,304,410	7.00	12/15/20-9/25/43		43,169,844
12,406,556	7.50	10/15/21-9/25/43		14,705,550
2,669,261	8.00	7/15/21-1/15/30		3,095,032

See accompanying notes to financial statements.

6	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

33,839	8.25	6/15/22		38,032
179,384	8.30	11/15/20		199,368
400,596	8.50	10/15/22-3/15/32		462,885
105,040	9.00	12/15/19		111,752
3,599	9.15	10/15/20		3,855
127,218	9.50	2/15/20		137,251

				100,252,651

Federal National Mortgage Association - 24.2%
17,967,934	4.50	6/25/21-4/25/39		19,132,853
549,660	4.55	6/25/43		600,450
1,637,492	5.81	8/25/43		1,877,198
3,258,901	6.00	7/25/36		3,729,160
2,697,924	6.32	8/25/47	[1]	3,078,224
3,614,999	6.39	2/25/42	[1]	4,239,942
538,485	6.44	12/25/42	[1]	629,879
1,336,014	6.48	9/25/37	[1]	1,513,804
13,990,201	6.50	8/20/28-11/25/42		15,564,540
2,996,158	6.52	10/25/42	[1]	3,437,369
781,085	6.70	2/25/45	[1]	924,240
10,237,102	6.75	6/25/32-4/25/37		11,615,530
91,046	6.85	12/18/27		105,258
1,183,741	6.91	8/25/37	[1]	1,291,989
20,351,709	7.00	1/25/21-3/25/45		24,135,382
31,899,140	7.50	8/20/27-1/25/48		38,098,560
1,358,373	7.50	6/19/41	[1]	1,589,423
1,211,363	8.00	7/25/22-7/25/44		1,396,122
679,028	8.20	11/25/37	[1]	832,582
621,229	8.29	11/25/37	[1]	714,886
1,185,524	8.50	1/25/21-6/25/30		1,405,945
52,877	8.67	10/25/42	[1]	65,324
26,676	8.70	12/25/19		29,414
9,016	8.75	9/25/20		9,591
38,766	8.95	10/25/20		42,913
1,708,204	9.00	7/25/19-10/25/30		2,001,426
12,009	9.05	12/25/18		12,591
21,979	9.25	1/25/20		24,068
507,430	9.34	6/25/32	[1]	574,341
726,275	9.50	12/25/18-12/25/41		856,710
84,744	9.60	3/25/20		94,120
2,573,652	10.47	7/25/37	[1]	2,765,039
3,201,801	10.51	9/25/42-6/25/44	[1]	3,967,086
81,188	13.60	3/25/39	[1]	109,072

				146,465,031

Government National Mortgage Association - 5.8%
3,904,000	6.00	11/20/33		4,599,966
2,813,556	6.12	1/1/39		3,286,585
4,724,528	6.29	12/20/40	[1]	5,404,960
3,239,935	6.38	5/20/43		3,746,175
795,787	6.50	9/20/28		894,299
1,424,432	6.66	9/20/44	[1]	1,680,923
372,212	6.86	3/16/41	[1]	411,769

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

3,014,359	6.87	8/20/40		3,624,767
1,490,957	6.98	6/20/45	[1]	1,749,000
6,909,691	7.00	9/16/23-5/20/42		7,386,236
758,200	7.19	12/20/33	[1]	902,812
113,331	7.50	5/16/27		130,578
33,137	8.50	2/20/32		40,756
730,414	9.00	3/16/30		894,428

				34,753,254

Vendee Mortgage Trust - 3.2%
4,476,137	6.50	8/15/31		5,206,620
1,566,890	6.50	10/15/31		1,878,945
1,211,458	6.75	2/15/26		1,408,355
2,037,294	7.00	3/15/28		2,449,683
1,224,634	7.25	9/15/22-9/15/25		1,385,590
3,489,777	7.69	3/15/25	[1]	4,055,773
1,950,855	7.75	5/15/22-9/15/24		2,246,142
341,991	8.00	2/15/25		402,176
160,893	8.29	12/15/26		193,967

				19,227,251

Total Collateralized Mortgage Obligations (cost: $294,588,250)				300,698,187

Asset-Backed Securities - 2.9%
Federal Home Loan Mortgage Corporation - 0.5%
2,525	6.09	9/25/29	[1]	2,527
222,597	6.28	10/27/31	[14]	252,167
2,192,238	7.16	7/25/29		2,493,057

				2,747,751

Federal National Mortgage Association - 0.7%
34,120	0.53	11/25/32	[1]	33,307
352,238	4.72	10/25/33	[14]	379,722
401,136	5.15	9/26/33	[14]	439,108
2,213,178	5.66	2/25/33	[14]	2,434,874
109,319	6.47	10/25/31	[14]	113,325
752,945	6.59	10/25/31	[14]	817,639
142,763	6.64	5/25/32	[1]	148,346
27,204	6.83	7/25/31	[14]	27,869
15,830	7.80	6/25/26	[1]	15,733

				4,409,923

Small Business Administration - 1.7%
5,108,112	5.87	7/1/28		5,785,590
1,417,916	7.13	10/1/20		1,526,939
1,712,679	7.33	8/1/20		1,847,803
1,189,163	8.03	5/1/20		1,281,656

				10,441,988

Total Asset-Backed Securities (cost: $17,347,826)				17,599,662

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($) / Contracts		Fair Value($)

Put Options Purchased [1][0] - 0.0%
250	U.S. Treasury 5 Year Future Put Options: $120.25 strike November 2015 expiration	$64,453

Total Put Options Purchased (cost: $170,927)		64,453

Total Investments in Securities - 95.1% (cost: $561,123,473)		574,541,648

Call Options Written [10] - (1.2%)
(1,200)	U.S. Treasury 2 Year Future Call Options: $108.25 strike November 2015 expiration	(3,056,250)
(1,800)	U.S. Treasury 2 Year Future Call Options: $108.50 strike December 2015 expiration	(3,712,500)
(400)	U.S. Treasury 2 Year Future Call Options: $109.00 strike November 2015 expiration	(418,750)

Total Call Options Written (premiums received: $6,066,742)		(7,187,500)

Other Assets and Liabilities, net - 6.1%		37,015,055

Total Net Assets - 100.0%		$604,369,203

[1]	Variable rate security. Rate disclosed is as of September 30, 2015.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[1][0]	The amount of $18,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2015.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2015.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

8	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

For a detailed list of security holdings, refer to our company website at www.sitfunds.com.

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Assets
Mortgage Pass-Through Securities	—	231,436,079	—	231,436,079
U.S. Treasury / Federal Agency Securities	—	24,743,267	—	24,743,267
Collateralized Mortgage Obligations	—	300,698,187	—	300,698,187
Asset-Backed Securities	—	17,599,662	—	17,599,662
Put Options Purchased	64,453	—	—	64,453
	64,453	574,477,195	—	574,541,648
Liabilities
Call Options Written	(7,187,500)	—	—	(7,187,500)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	9

Sit Quality Income Fund

OBJECTIVE & STRATEGY

The objective of the Quality Income Fund is to provide high current income and safety of principal, which it seeks to attain by investing at least 80% of its assets in debt securities issued by the U.S. government and its agencies, debt securities issued by corporations, mortgage and other asset-backed securities. The Fund invests at least 50% of its assets in U.S. government debt securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

The Sit Quality Income Fund provided a return of -0.16% during the 6-month period ended September 30, 2015, compared to the return of the Barclays 1-3 year Government/Credit Bond Index of +0.43%.The Fund’s 30-day SEC yield was 1.37% and its 12-month distribution rate was 0.83%.

During the 6-month period, the Fund benefitted from the income advantage primarily produced by its holdings in non-agency residential mortgage and taxable municipal bonds. Corporate bonds also provided positive return but relatively less than the other sectors as prices were impacted by reduced demand. Mortgage-backed securities underperformed during the period as higher interest rate expectations and decreasing purchase activity from the Federal Reserve caused prices to fall. U.S. Treasuries provided minimal impact on Fund returns. In an effort to maintain price stability, we incorporate futures and options to offset interest rate risk. This component of the Fund can have a negative impact on performance in periods of relatively stable interest rates, as experienced in this reporting period.

Looking forward, we expect continued gains in employment and modest economic growth. We believe these factors will lead the Federal Reserve to increase short-term rates. This will likely cause the yield curve to flatten further, as longer term yields will be relatively more stable as the inflationary pressures are removed. We have positioned the Fund defensively, in both credit quality and interest rate sensitivity to maximize return potential while preserving income. We focus on a mix of Treasury, agency and credit sectors that provide relatively high levels of income and stable prices. The dual goals of principal stability and income are the primary objectives of the Fund.

Michael C. Brilley	Mark H. Book, CFA
Bryce A. Doty, CFA	Chris M. Rasmussen, CFA
Senior Portfolio Managers	Portfolio Managers

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Barclays 1-3 Year Government/Credit Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1  The Barclays 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

10	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2015

	Sit Quality Income Fund	Barclays 1-3 Year Government/Credit Index[1]	Lipper Short Investment Grade Bond Index[2]
Six Months	-0.16%	0.43%	n/a
One Year	-0.28	1.19	0.68%
Since Inception (12/31/12)	0.38	0.88	0.88

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for the periods greater than one year are compounded average annual rates of return.

1  The Barclays 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

U.S. Treasury/Federal Agency Securities	37.3%
Corporate Bonds	14.3%
Asset Backed (Non-Agency)	14.2%
Mortgage Pass-Through (Agency)	11.3%
Taxable Municipal Bonds	10.4%
Collateralized Mortgage Obligations (Non-Agency)	7.7%
Put Options Purchased	0.1%
Other Net Assets	4.7%

Based on total net assets as of September 30, 2015. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/15:	$9.87 Per Share
Net Asset Value 3/31/15:	$9.94 Per Share
Total Net Assets:	$73.0 Million
Average Maturity:	8.5 Years
Effective Duration 3:	0.5 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

SEPTEMBER 30, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Quality Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 14.4%
Agency - 0.2%
135,394	FNMA REMICS, Series 2001-W2, Class AS5 [14]	6.47	10/25/31	140,356

Non-Agency - 14.2%
141,199	Ace Securities Corp. Home Equity Loan Trust Series 2004-SD1 [1]	0.68	11/25/33	140,009
172,906	Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 [1]	0.61	6/25/35	171,534
797,092	Bear Stearns Asset Backed Securities Trust 2005-SD2, Class 1A2 [1]	0.66	3/25/35	791,240
51,331	Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A3 [1]	0.59	3/25/35	50,890
102,684	Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	5.01	8/25/32	102,782
310,000	Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	5.43	1/25/34	314,329
421,344	Centex Home Equity Loan Trust, Series 2004-D, Class AF4 [14]	4.68	6/25/32	428,138
221,543	Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	4.67	9/25/34	226,898
213,282	Centex Home Equity Loan Trust, Series 2005-C, Class AF5 [14]	5.05	6/25/35	216,796
175,992	Chase Funding Trust, Series 2004-2, Class 1A4	5.32	2/26/35	178,196
156,640	CIT Home Equity Loan Trust 2003-1, Class A4 [14]	3.93	3/20/32	158,751
250,395	CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	4.06	10/20/32	256,558
401,394	Citifinancial Mortgage Securities, Inc., Series 2004-1, Class AF3 [14]	3.77	4/25/34	406,715
67,186	Conseco Financial Corp., Series 1997-3, Class A6	7.32	3/15/28	70,163
24,917	Conseco Financial Corp., Series 1997-4, Class A7 [1]	7.36	2/15/29	25,169
23,452	Conseco Financial Corp., Series 1997-6, Class A6	6.90	1/15/29	24,115
77,975	Conseco Financial Corp., Series 1997-6, Class A7	7.14	1/15/29	80,286
67,627	Conseco Financial Corp., Series 1997-7, Class A7 [1]	6.96	7/15/28	69,328
168,697	Conseco Financial Corp., Series 1998-1, Class A6 [1]	6.33	11/1/29	172,327
463,185	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	5.12	2/25/35	471,343
457,585	First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	7.63	4/20/29	464,247
417,099	HSBC Home Equity Loan Trust USA, Series 2007-2, Class A4 [1]	0.52	7/20/36	414,351
118,287	Irwin Home Equity Loan Trust, Series 2005-1, Class 2A3 [14]	5.32	6/25/35	117,122
519,760	Irwin Whole Loan Home Equity Trust 2003-B, Class M [1]	3.19	11/25/32	523,274
1,142,319	Irwin Whole Loan Home Equity Trust, Series 2003-D, Class M1 [1]	1.29	11/25/28	1,118,188
1,623,773	Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1 [1]	1.05	6/25/34	1,567,277
414,732	Irwin Whole Loan Home Equity Trust, Series 2005-C, Class 1M2 [14]	5.75	4/25/30	427,617
37,283	New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5.15	11/25/33	38,142
213,260	NovaStar Mortgage Funding Trust, Series 2004-2, Class M2 [1]	1.21	9/25/34	211,007
594,749	Popular ABS Mortgage Pass-Through Trust Series 2005-1, Class AF5 [14]	5.23	5/25/35	600,490
101,534	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF4 [1]	4.63	9/25/34	102,179
71,511	Residential Asset Mortgage Products Trust, Series 2003-RZ5, Class A7 [14]	5.47	9/25/33	73,609
83,728	Residential Asset Mortgage Products Trust, Series 2003-RZ3, Class A6 [14]	3.90	3/25/33	85,287
26,716	Residential Asset Mortgage Products Trust, Series 2004-RS12, Class A16	4.55	12/25/34	26,987
217,715	Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A11 [1]	0.67	3/25/34	217,029
51,439	Residential Asset Securities Corp., Series 2004-KS2, Class AI4 [1]	4.18	12/25/31	51,387

				10,393,760

Total Asset-Backed Securities (cost: $10,550,911)				10,534,116

Collateralized Mortgage Obligations - 26.9%
Agency - 19.2%
916,593	FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A1	3.34	12/25/19	949,003
349,999	FHLMC Multifamily Structured Pass Through Certificates, Series K016. Class A1	2.06	10/25/20	356,759
40,364	FHLMC REMICS, Series 2627, Class MC	4.50	6/15/18	41,684
128,319	FHLMC REMICS, Series 2631, Class LC	4.50	6/15/18	132,907
61,605	FHLMC REMICS, Series 2646, Class MT	3.50	11/15/32	62,726
236,182	FHLMC REMICS, Series 2685, Class ND	4.00	10/15/18	243,591
241,036	FHLMC REMICS, Series 2776, Class CG	5.00	4/15/19	253,098

See accompanying notes to financial statements.

12	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

159,410	FHLMC REMICS, Series 2877, Class JD	4.50	3/15/19	165,265
4,163	FHLMC REMICS, Series 3634, Class EA	4.00	11/15/23	4,167
62,262	FHLMC REMICS, Series 3637, Class LJ	3.50	2/15/25	64,502
10,871	FHLMC REMICS, Series 3711, Class AG	3.00	8/15/23	10,880
225,982	FHLMC REMICS, Series 3777, Class DA	3.50	10/15/24	234,091
642,094	FHLMC REMICS, Series 3812, Class LV	4.00	4/15/22	675,928
224,680	FHLMC REMICS, Series 3815, Class BD	3.00	10/15/20	229,799
1,289,469	FHLMC REMICS, Series 3817, Class GA	3.50	6/15/24	1,333,592
3,214	FNMA REMICS, Series 2001-53, Class GB	5.00	9/25/16	3,218
80,311	FNMA REMICS, Series 2002-94, Class HQ	4.50	1/25/18	82,683
165,976	FNMA REMICS, Series 2003-52, Class NA	4.00	6/25/23	174,693
119,358	FNMA REMICS, Series 2004-101, Class BH	5.00	1/25/20	124,188
225,575	FNMA REMICS, Series 2005-19, Class PA	5.50	7/25/34	243,390
30,632	FNMA REMICS, Series 2005-24, Class A	4.50	7/25/32	30,837
60,910	FNMA REMICS, Series 2005-68, Class PC	5.50	7/25/35	65,020
499,358	FNMA REMICS, Series 2008-18, Class NB	4.50	5/25/20	517,397
876,751	FNMA REMICS, Series 2008-29, Class CA	4.50	9/25/35	902,999
228,506	FNMA REMICS, Series 2008-65, Class CD	4.50	8/25/23	239,937
979,598	FNMA REMICS, Series 2009-13, Class NX	4.50	3/25/24	1,033,658
158,871	FNMA REMICS, Series 2009-71, Class MB	4.50	9/25/24	168,421
76,899	FNMA REMICS, Series 2009-76, Class MA	4.00	9/25/24	78,874
548,011	FNMA REMICS, Series 2009-87, Class A	4.50	12/25/38	568,239
157,296	FNMA REMICS, Series 2009-88, Class DA	4.50	10/25/20	163,951
459,882	FNMA REMICS, Series 2010-144, Class YG	2.25	11/25/23	467,154
99,931	FNMA REMICS, Series 2010-28, Class DA	5.00	9/25/28	104,278
219,075	FNMA REMICS, Series 2011-16, Class GE	2.75	3/25/26	223,643
323,944	FNMA REMICS, Series 2011-42, Class BJ	3.00	8/25/25	333,961
140,031	FNMA REMICS, Series 2011-46, Class A	3.00	5/25/24	143,658
1,000,632	FNMA REMICS, Series 2011-48, Class VJ	5.00	5/25/40	1,031,523
321,121	FNMA REMICS, Series 2011-9, Class HC	3.25	3/25/24	328,082
91,818	FNMA REMICS, Series 2012-19, Class GH	3.00	11/25/30	95,558
123,462	GNMA, Series 2004-53, Class CK	5.00	8/20/32	127,189
143,045	GNMA, Series 2007-48, Class FM [1]	0.47	4/20/37	143,164
137,175	GNMA, Series 2009-10, Class PA	4.50	12/20/38	146,208
62,802	GNMA, Series 2009-104, Class XM	5.00	3/20/36	62,902
865,014	GNMA, Series 2009-108, Class NB	3.00	4/20/37	878,679
381,353	GNMA, Series 2010-107, Class L	4.00	4/20/36	387,766
12,744	GNMA, Series 2010-108, Class BH	2.25	12/20/36	12,773
110,169	GNMA, Series 2010-61, Class DA	4.00	12/20/23	113,274
7,786	GNMA, Series 2010-61, Class EA	5.00	9/20/31	7,784
220,297	Vendee Mortgage Trust, Series 1993-1, Class ZB	7.25	2/15/23	250,399

				14,013,492

Non-Agency - 7.7%
8,737	Alternative Loan Trust, Series 2003-20CB, Class 1A2	5.50	10/25/33	8,746
19,751	Banc of America Mortgage Trust, Series 2004-3, Class 1A26	5.50	4/25/34	20,107
1,350,406	Bear Stearns Trust, Series 2004-10, Class 1A1 [1]	0.87	9/25/34	1,343,536
1,627,626	CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1 [1]	2.56	12/25/33	1,637,035
75,609	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A1	4.75	10/25/18	76,303
280,165	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2A3	4.75	10/25/18	281,393
108,468	GSR Mortgage Loan Trust 2005-5F, Class 8A1 [1]	0.69	6/25/35	105,591
36,676	Master Asset Securitization Trust, Series 2003-4, Class CA1	8.00	5/25/18	37,822
89,645	MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	6.25	6/25/33	94,764

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Quality Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

222,096	MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	5.50	7/25/33	236,065
320,689	MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	5.50	12/25/33	340,122
116,000	MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	5.35	11/25/35	117,777
173,079	Prime Mortgage Trust, Series 2004-CL1, Class 1A1	6.00	2/25/34	181,740
28,030	RAAC Trust, Series 2004-SP3, Class AI5 [1]	4.89	12/25/32	28,617
3,888	Residential Funding Mortgage Securities I Trust, Series 2003-S13, Class A3	5.50	6/25/33	3,880
227,409	Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	3.47	1/25/42	231,868
325,053	Structured Asset Securities, Corp. Mortgage Loan Trust, Series 2005-GEL3, Class M3 [1]	0.99	6/25/35	322,385
350,769	Structured Asset Securities, Corp. Mortgage Pass-Through Certificates, Series 2003-22A, Class 3A [1]	2.49	6/25/33	360,114
114,267	WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A [1]	1.89	2/27/34	111,543
93,909	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	5.50	8/25/19	96,201

				5,635,609

Total Collateralized Mortgage Obligations (cost: $19,642,647)				19,649,101

Corporate Bonds - 14.3%
907,699	Aircraft Certificate Owner Trust 2003 [4]	7.00	9/20/22	962,161
390,716	America West Airlines 2000-1 Pass Through Trust	8.06	7/2/20	445,416
500,000	Bank One Corp. [14]	8.53	3/1/19	592,225
350,000	Caterpillar Financial Services Corp.	7.15	2/15/19	408,606
800,000	Diamond Offshore Drilling, Inc.	5.88	5/1/19	832,000
500,000	Hancock Holdings Co. (Subordinated)	5.88	4/1/17	526,820
500,000	JB Hunt Transport Services, Inc.	2.40	3/15/19	504,066
500,000	Jersey Central Power & Light Co.	4.80	6/15/18	531,578
700,000	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.	5.75	4/15/23	741,125
1,000,000	Manufacturers & Traders Trust Co. (Subordinated) [1]	5.63	12/1/21	1,005,000
500,000	Nationwide Mutual Insurance Co. [1,4]	2.63	12/15/24	489,073
730,722	Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.26	11/20/21	760,389
500,000	Omnicom Group, Inc.	6.25	7/15/19	571,778
325,000	Progress Energy, Inc.	7.05	3/15/19	376,145
800,000	Prudential Financial, Inc. [1]	2.87	8/10/18	822,000
500,000	SBA Tower Trust [4]	2.24	4/16/18	496,697
314,255	Virgin Australia 2013-1A Trust [4]	5.00	10/23/23	326,825

Total Corporate Bonds (cost: $10,478,341)				10,391,904

Mortgage Pass-Through Securities - 11.3%
Federal Home Loan Mortgage Corporation - 2.9%
81,324	Freddie Mac	3.50	7/1/26	86,247
69,304	Freddie Mac	4.50	1/1/18	71,791
51,447	Freddie Mac	4.50	5/1/19	53,326
112,056	Freddie Mac	4.50	6/1/19	116,307
81,455	Freddie Mac	4.50	6/1/19	84,438
117,292	Freddie Mac	4.50	1/1/21	121,981
75,166	Freddie Mac	4.50	12/1/21	78,392
124,858	Freddie Mac	4.50	10/1/23	135,273
116,199	Freddie Mac	4.50	7/1/26	120,763
66,289	Freddie Mac	5.00	3/1/18	68,921
65,057	Freddie Mac	5.00	10/1/18	67,797
91,326	Freddie Mac	5.00	8/1/19	95,366
37,939	Freddie Mac	5.00	10/1/25	41,533

See accompanying notes to financial statements.

14	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

72,378	Freddie Mac	5.50	9/1/17	74,563
104,881	Freddie Mac	5.50	4/1/19	109,573
47,172	Freddie Mac	5.50	10/1/19	49,932
96,545	Freddie Mac	5.50	7/1/20	101,655
83,830	Freddie Mac	5.50	12/1/20	88,739
79,340	Freddie Mac	5.50	1/1/21	84,493
163,795	Freddie Mac	5.50	3/1/21	176,435
85,959	Freddie Mac	5.50	3/1/21	92,878
90,063	Freddie Mac	5.50	10/1/21	94,934
16,279	Freddie Mac	6.00	8/1/16	16,458
63,679	Freddie Mac	6.00	9/1/23	71,575

				2,103,370

Federal National Mortgage Association - 7.9%
282,655	Fannie Mae	2.75	11/1/17	291,022
263,576	Fannie Mae	3.00	8/1/21	275,762
1,000,000	Fannie Mae	3.15	9/1/18	1,052,970
494,053	Fannie Mae	3.18	12/1/17	497,396
106,286	Fannie Mae	3.50	10/1/21	112,300
44,945	Fannie Mae	4.00	10/1/31	48,446
709,525	Fannie Mae	4.69	2/1/20	783,691
184,069	Fannie Mae	5.21	5/1/19	189,173
650,808	Fannie Mae	5.31	2/1/19	727,057
339,126	Fannie Mae	5.39	1/1/18	353,439
1,282,463	Fannie Mae	5.51	4/1/17	1,361,908
60,454	Fannie Mae	6.00	5/1/23	64,047
30,545	Fannie Mae	6.50	2/1/19	34,893

				5,792,104

Government National Mortgage Association - 0.5%
68,714	Ginnie Mae [1]	1.63	10/20/34	71,414
102,360	Ginnie Mae [1]	1.75	4/20/33	105,775
34,890	Ginnie Mae [1]	3.50	4/20/42	36,384
152,893	Ginnie Mae	5.00	9/15/24	162,179

				375,752

Total Mortgage Pass-Through Securities (cost: $8,131,217)				8,271,226

Taxable Municipal Bonds - 10.4%
800,000	Atlanta Downtown Development Authority [17]	6.88	2/1/21	907,200
960,000	Colorado Housing & Finance Authority	4.00	11/1/31	1,010,045
800,000	Fuller Road Management Corp.	5.40	9/1/17	803,056
500,000	Industry Public Facilities Authority	2.79	1/1/19	513,470
740,000	Iowa Finance Authority [17]	1.77	1/1/18	741,606
250,000	La Paz County Industrial Development Authority	4.25	12/1/15	250,910
370,000	Milwaukee Redevelopment Authority	3.00	8/1/18	376,075
500,000	Multistate Liquidating Trust No. 1 [4,17]	1.39	12/15/18	501,529
500,000	New Jersey Sports & Exposition Authority	6.08	3/1/23	535,190
490,000	Rhode Island Housing & Mortgage Finance Corp.	4.00	10/1/39	513,339
1,100,000	Skyway Concession Co., LLC [1,4]	0.71	6/30/26	893,750
545,000	Texas Department of Housing & Community Affairs [17]	4.80	7/1/19	561,099

Total Taxable Municipal Bonds (cost: $7,620,837)				7,607,269

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Quality Income Fund (Continued)

Principal Amount ($)/ Contracts	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 17.9%
Other Federal Agency Securities - 0.8%
212,000	Comenity Capital Bank [12]	0.75	5/10/16	212,468
250,000	GE Capital Bank [12]	0.80	11/2/15	250,133
125,000	State Bank of India [12]	0.85	10/19/15	125,034

				587,635

U.S. Treasury Note - 17.1%
3,500,000	U.S. Treasury Floating Rate Note [1]	0.09	7/31/17	3,496,395
1,325,000	U.S. Treasury Note	0.88	9/15/16	1,331,176
6,600,000	U.S. Treasury Note	0.88	6/15/17	6,632,056
1,000,000	U.S. Treasury Note	1.75	10/31/20	1,015,625

				12,475,252

Total U.S. Treasury / Federal Agency Securities (cost: $13,056,336)				13,062,887

Put Options Purchased [10] - 0.1%
49	U.S. Treasury 2 Year Future: Put Options: $ 109.125 strike, November 2015 expiration			1,531
50	U.S. Treasury 2 Year Future: Put Options: $ 109.375 strike, November 2015 expiration			6,250
94	U.S. Treasury 5 Year Future: Put Options: $ 120.25 strike, November 2015 expiration			24,234

Total Put Options Purchased (cost: $98,009)				32,015

Total Investments in Securities - 95.3% (cost: $69,578,298)				69,548,518

Other Assets and Liabilities, net - 4.7%				3,424,536

Total Net Assets - 100.0%				$72,973,054

[1]	Variable rate security. Rate disclosed is as of September 30, 2015.
[4]	144A Restricted Security. The total value of such securities as of September 30, 2015 was $3,670,035 and represented 5.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.
[10]	The amount of $1,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2015.
[12]	Certificate of Deposit. Investments up to $250,000 are insured by the Federal Deposit Insurance Corporation.
[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2015.
[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2015 were as follows:

Contracts	Type	Expiration Date	Notional Amount	Unrealized Depreciation

Short Futures:
137	U.S. Treasury 2 Year Futures [10]	December 2015	$30,007,274	$(74,704)
8	U.S. Treasury 5 Year Futures [10]	December 2015	1,928,250	(8,596)

				$(83,300)

See accompanying notes to financial statements.

16	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Other Significant Observable Inputs ($)	Total ($)
Assets
Asset-Backed Securities	—	10,534,116	—	10,534,116
Collateralized Mortgage Obligations	—	19,649,101	—	19,649,101
Corporate Bonds	—	10,391,904	—	10,391,904
Mortgage Pass-Through Securities	—	8,271,226	—	8,271,226
Taxable Municipal Bonds	—	7,607,269	—	7,607,269
U.S. Treasury / Federal Agency Securities	—	13,062,887	—	13,062,887
Put Options Purchased	32,015	—	—	32,015
	32,015	69,516,503	—	69,548,518
Liabilities
Futures	(83,300)	—	—	(83,300)
	(83,300)	—	—	(83,300)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	17

Sit Tax-Free Income Fund

OBJECTIVE & STRATEGY

The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.

Such municipal securities generate interest income that is exempt from both federal regular income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

The Sit Tax-Free Income Fund provided a return of +0.60% for the 6-month period ended September 30, 2015, which compared to a return of +0.99% for the benchmark Barclays 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 3.12%, which compared to a yield of 1.53% for the benchmark index. The Fund’s 12-month distribution rate was 3.73%.

The tax-exempt yield curve steepened during the six month period, as shorter tax-exempt municipal yields decreased slightly and longer tax-exempt municipal yields increased modestly. As a result, the Barclays 5-Year Municipal Bond Index was the strongest performing maturity segment of the broader Barclays Municipal Bond Index. Credit spreads increased slightly during the period, particularly for BBB-rated credits. Puerto Rico issues were weaker during the period, due to increased concern regarding the Commonwealth’s willingness and ability to pay. States with weaker economies or fiscal concerns such as underfunded pensions and budget problems generally underperformed states with stronger economic and fiscal situations. Specifically, state and local government issuers from Illinois and New Jersey had markedly weaker returns than issuers in other states. Year-to-date municipal bond issuance through September, almost $300 billion, is the most since 2010. However, secondary trading of municipal bonds remains lighter than usual and new issues have been readily absorbed by investors. Overall municipal fund flows were modestly negative throughout much of the period, although intermediate funds generally fared better than longer-term and high yield funds.

The Fund’s modest underperformance during this period was primarily due to industry positioning. Despite earning a positive absolute return, the Fund’s significant overweight position in single family housing bonds lagged the benchmark return. Also, the Fund’s position in closed-end mutual funds earned a negative return during the period. Together, these two industry segments total over 28% of the Fund and were the primary reason for its underperformance. Transportation revenue, insured revenue, healthcare revenue, and utility revenue bonds also lagged the benchmark return for the period. Conversely, multi-family revenue, other revenue, education/student loan revenue, and general obligation bonds were areas of emphasis that all outperformed the benchmark return. Although credit spreads widened, the Fund’s positions in bonds rated BBB and below produced the strongest returns during the period. While different than overall market trends in terms of credit, the Fund benefitted from its 22% position in non-rated bonds which tended to outperform rated

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Barclays 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1  The Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

credits of similar quality during the period. Lastly, the Fund’s average credit quality increased to A from A- during the last six months.

The Fund’s duration remains longer than its benchmark; however, we do anticipate modest shortening over the next six to twelve months. Our strategy continues to emphasize income as the primary driver of returns over the long-run; as a result, the Fund continues to possess a substantial income advantage over the benchmark. Also, relative valuations, particularly for intermediate and long tax-exempt municipals, remain attractive when expressed as a percentage of comparable maturity U.S. Treasury Bonds. We remain diversified on a geographic and issuer basis in order to manage credit risk within the Fund. Because of these factors, we believe the Fund is attractively positioned for the current environment.

Michael C. Brilley

Paul J. Jungquist, CFA

Senior Portfolio Managers

18	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2015
	Sit Tax-Free Income Fund	Barclays 5-Year Muni Bond Index[1]	Lipper General Muni. Bond Fund Index[2]

Six Months	0.60%	0.99%	n/a
One Year	4.33	1.85	3.18%
Five Years	5.17	2.79	4.53
Ten Years	4.12	4.08	4.43
Since Inception (9/29/88)	5.34	5.30	5.76

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1  The Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Single Family Mortgage	22.4%
Multifamily Mortgage	18.7%
Other Revenue	11.8%
Education/Student Loan	8.1%
Insured	7.4%
Investment Companies	6.3%
General Obligation	5.9%
Hospital/Health Care	5.2%
Sectors less than 5%	7.9%
Cash & Other Net Assets	6.3%

Based on total net assets as of September 30, 2015. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/15:	$9.57 Per Share
Net Asset Value 3/31/15:	$9.68 Per Share
Total Net Assets:	$160.0 Million
Average Maturity:	16.8 Years
Effective Duration [3]:	5.5 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities:
AAA	0.0%
AA	1.4
A	0.2
BBB	1.8
BB	13.4
<BB	4.7

Total	21.5%

SEPTEMBER 30, 2015	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 87.4%
Alabama - 0.3%
400,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev.	5.00	11/15/30	400,296

Alaska - 2.4%
750,000	AK Hsg. Finance Corp. Mtg. Rev.	4.13	12/1/37	760,380
640,000	AK Hsg. Finance Corp. Mtg. Rev.	4.25	12/1/40	649,312
500,000	AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	4.50	12/1/35	514,130
500,000	AK Hsg. Finance Corp. Rev. (State Capital Proj.)	4.00	6/1/36	505,470
250,000	AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) [2,5,15]	5.50	N/A	62,505
250,000	AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	5.00	4/1/33	270,102
460,000	Koyukuk Health Facility Rev. (Tanana Chief’s Conf. Health Care)	7.00	10/1/23	519,280
550,000	North Slope Borough Service Area Rev.	5.25	6/30/34	604,422

				3,885,601

Arizona - 1.8%
843,598	AZ Health Facs. Auth. Rev. (New Arizona Family Proj.)	5.25	7/1/27	946,576
125,000	Flagstaff Industrial Dev. Auth. Rev. (Sr. Living Community Proj.)	5.50	7/1/22	125,129
400,000	Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	5.25	11/15/29	404,748
5,000	Pima Co. Industrial Dev. Auth. Education Rev. (AZ Charter Schools Proj.)	6.70	7/1/21	5,021
75,000	Pima Co. Industrial Dev. Auth. Education Rev. (Choice Education & Dev. Corp. Proj.)	6.00	6/1/16	76,085
400,000	Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	6.38	12/1/18	420,688
325,000	Pima Co. Industrial Dev. Auth. Education Rev. (Tucson Country Day School Proj.)	5.00	6/1/22	317,596
500,000	Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	9.75	5/1/25	560,880

				2,856,723

Arkansas - 0.7%
320,000	Arkansas Dev. Finance Auth.	5.00	2/1/33	353,638
300,000	Henderson State University Rev. (BAM Insured)	4.00	11/1/29	317,640
150,000	Rogers Rev. (Sales & Use Tax)	4.13	11/1/31	156,602
300,000	Russellville Rev. (Water & Sewer) (AGM Insured)	5.00	7/1/32	340,548

				1,168,428

California - 9.1%
300,000	Agua Caliente Band of Cahuilla Indians Rev. [4]	6.00	7/1/18	297,387
300,000	CA Health Facs. Finance Auth. Rev. (El Camino Hospital)	5.00	2/1/35	333,540
500,000	CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	6.00	8/1/29	589,945
160,000	CA Statewide Communities Dev. Auth. Rev. (Lancer Plaza Proj.)	5.13	11/1/23	165,995
500,000	CA Statewide Communities Dev. Auth. Rev. (Provident Group - Pomona Property)	5.60	1/15/36	518,410
400,000	Carlsbad Unified School District G.O. Capital Appreciation [6]	6.13	8/1/31	386,108
1,000,000	Colton Joint Unified School District G.O. (AGM Insured) [6]	5.80	8/1/35	853,480
600,000	Del Mar Race Track Authority Rev. [4]	5.00	10/1/36	628,980
500,000	Encinitas Union School District G.O. Capital Appreciation [6]	6.75	8/1/35	486,225
500,000	Hartnell Community College G.O. [6]	7.00	8/1/34	421,095
1,250,000	Healdsburg Unified School District G.O. [6]	4.60	8/1/37	927,250
250,000	Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	6.75	8/1/40	314,610
1,100,000	Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	5.95	8/1/34	848,584
250,000	Martinez Unified School District G.O. [6]	6.13	8/1/35	317,125
500,000	Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.25	10/1/28	550,620
600,000	Redondo Beach School District G.O. [6]	6.38	8/1/34	683,868
750,000	Reef-Sunset Unified School District (BAM Insured) [6]	4.85	8/1/38	598,222
350,000	Ripon Unified School District G.O. (BAM Insured) [6]	4.50	8/1/30	330,673
500,000	Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	0.79	6/1/39	433,940
400,000	San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	5.00	6/1/39	450,052

See accompanying notes to financial statements.

20	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	5.00	10/1/30	557,490
350,000	Southwest Community Finance Auth. Rev. (Riverside Co. Proj.) [9]	6.00	5/1/24	392,060
515,000	Sulphur Springs Union School District C.O.P. Capital Appreciation (AGM Insured) [6]	6.50	12/1/37	621,384
500,000	Sutter Butte Flood Agency (BAM Insured)	4.00	10/1/38	511,550
600,000	Tracy Joint Unified School District G.O. Capital Appreciation [6]	7.30	8/1/41	404,652
500,000	Tustin Unified School District G.O. Capital Appreciation [6]	6.00	8/1/28	471,990
1,000,000	Upland Unified School District G.O. Capital Appreciation [6]	7.00	8/1/41	955,710
500,000	Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	6.13	8/1/34	440,645

				14,491,590

Colorado - 1.1%
250,000	CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	5.60	7/1/34	268,148
500,000	CO Educational & Cultural Facs. Auth. Rev. Ref. (Vail Mountain School Proj.)	6.00	5/1/30	548,305
380,000	CO Hsg. Finance Auth. Single Family Mtg. Rev. (FHA Insured)	5.00	11/1/34	387,068
500,000	East Morgan Co. Hospital District C.O.P. [9]	5.88	12/1/38	508,905

				1,712,426

Connecticut - 1.6%
1,000,000	CT Hsg. Finance Auth. Rev.	4.00	11/15/34	1,016,090
210,000	CT Hsg. Finance Auth. Rev.	5.15	11/15/34	214,551
500,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/35	503,265
250,000	CT Hsg. Finance Auth. Rev.	3.75	11/15/40	244,805
500,000	CT Hsg. Finance Auth. Rev. (G.O. of Auth.)	4.75	11/15/35	519,505

				2,498,216

Florida - 10.0%
385,000	Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	8.00	10/1/32	478,721
500,000	Bay Co. Educational Facs. Rev. (Bay Haven Charter)	5.25	9/1/30	516,365
410,000	Boynton Beach Rev. (Charter Schools Boynton Beach, Inc.) [2,5]	6.25	6/1/27	184,475
250,000	Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	7.00	4/1/35	250,978
350,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	6.50	5/15/20	350,522
250,000	Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	7.25	5/15/26	289,760
415,000	Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	6.25	10/1/39	490,800
100,000	Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. [2,5,15]	5.75	N/A	59,995
220,000	FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	5.00	7/1/26	238,484
235,000	FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	5.00	7/1/39	249,657
400,000	Florida Dev. Finance Corp. Rev. (Renaissance Charter School)	6.00	6/15/34	407,284
535,000	Gramercy Farms Community Dev. District Special Assessment [6]	3.24	5/1/39	90,795
355,000	Heritage Harbour North Community Dev. District Special Assessment	5.00	5/1/34	356,445
500,000	Lake Ashton Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	5.00	N/A	129,959
350,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	4.25	5/1/25	353,122
300,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	4.88	5/1/35	302,643
250,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	6.70	5/1/33	286,180
400,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	5.35	5/1/34	407,728
400,000	Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	7.40	5/1/30	485,528
250,000	Lexington Oaks Community Dev. District Special Assessment Rev.	5.65	5/1/33	267,405
235,000	Long Lake Ranch Community Dev. District Special Assessment	5.63	5/1/24	238,986
400,000	Long Lake Ranch Community Dev. District Special Assessment	5.75	5/1/44	403,448
250,000	Magnolia Creek Community Dev. District Rev. [2,5,15]	5.60	N/A	62,492
250,000	Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	5.00	5/1/32	254,565
600,000	Miami-Dade Co. Rev. Capital Appreciation (NATL-RE Insured) [6]	5.21	10/1/38	182,148
725,000	Miami-Dade Co. Transit Sales Tax Rev.	5.00	7/1/34	827,682
500,000	Monterra Community Dev. District Special Assessment (AGM Insured)	3.50	5/1/36	477,350
230,000	New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	5.00	N/A	2

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	Northern Palm Beach Co. Improvement District Special Assessment	5.00	8/1/29	508,180
550,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/34	596,112
500,000	Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	5.00	8/1/35	535,260
1,000,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.55	9/1/30	1,020,710
745,000	Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.95	3/1/40	731,225
250,000	Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	6.25	6/1/23	277,238
500,000	Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.)	5.00	5/1/33	505,405
750,000	Sarasota Co. Health Facs. Auth. Retirement Rev. (Village on the Isle)	5.50	1/1/27	788,505
500,000	Seminole Tribe Special Obligation Rev. [4]	5.50	10/1/24	528,500
250,000	Seven Oaks Community Dev. District Special Assessment Rev.	5.50	5/1/33	263,958
185,000	Silverleaf Community Dev. District Special Assessment.	6.75	5/1/44	195,268
105,000	Tolomato Community Dev. District Special Assessment [2,5]	6.38	5/1/17	1
35,000	Tolomato Community Dev. District Special Assessment	6.38	5/1/17	34,834
40,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/39	29,999
185,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	114,028
120,000	Tolomato Community Dev. District Special Assessment [2,5]	6.61	5/1/40	1
110,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	57,343
85,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	50,817
45,000	Tolomato Community Dev. District Special Assessment [6]	6.61	5/1/40	19,919
250,000	Trout Creek Community Dev. District Cap. Improvement Special Assessment	5.50	5/1/35	245,868
10,000	Waters Edge Community Dev. District Cap. Improvement Rev.	5.35	5/1/39	10,017
470,000	Waters Edge Community Dev. District Cap. Improvement Rev. [6]	6.60	5/1/39	392,718
250,000	Wiregrass Community Dev. District Special Assessment	5.38	5/1/35	250,545
450,000	Zephyr Ridge Community Dev. District Special Assessment [2,5,15]	5.25	N/A	177,170

				15,977,140

Georgia - 3.5%
200,000	Barnesville-Lamar County Ind. Dev. Auth. Rev. (Gordon College Property)	5.00	8/1/30	200,250
1,065,000	East Point Tax Allocation	8.00	2/1/26	1,068,227
1,280,000	GA Housing & Finance Authority Rev.	3.80	12/1/37	1,270,464
1,000,000	GA Housing & Finance Authority Rev.	4.00	12/1/37	1,013,610
1,000,000	GA Housing & Finance Authority Rev.	3.55	12/1/39	971,460
485,000	GA Housing & Finance Authority Rev.	3.80	12/1/40	466,696
605,000	GA Housing & Finance Authority Rev.	3.85	12/1/41	601,025

				5,591,732

Idaho - 1.0%
500,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	6.00	10/1/21	503,735
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.00	10/1/24	269,538
250,000	ID Health Facs. Authority Rev. (Terraces Boise Proj.)	7.38	10/1/29	267,015
500,000	ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	5.75	12/1/32	530,045

				1,570,333

Illinois - 7.1%
500,000	Bellwood G.O.	5.88	12/1/27	588,525
500,000	Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	6.00	9/1/35	500,710
500,000	Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	6.25	12/1/33	604,840
500,000	Chicago Midway Airport Rev. (Second Lien)	5.25	1/1/35	554,240
250,000	Chicago Transit Auth. Sales Tax Rev.	5.25	12/1/30	269,470
160,000	IL C.O.P. (NATL-RE Insured)	5.80	7/1/17	160,338
250,000	IL Fin. Auth. Rev.	4.50	11/1/36	248,642
270,000	IL Fin. Auth. Rev. (Landing at Plymouth Place Proj.)	6.00	5/15/25	270,840
500,000	IL Fin. Auth. Rev. (Lifespace Communities)	5.00	5/15/35	546,280
500,000	IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	5.00	2/1/24	513,340

See accompanying notes to financial statements.

22	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

250,000	IL Fin. Auth. Rev. (Tabor Hills Living Proj.)	5.25	11/15/36	253,558
1,000,000	IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	6.25	12/1/38	598,250
300,000	IL G.O.	5.25	2/1/31	314,415
250,000	IL G.O.	5.50	7/1/33	268,900
380,000	IL Housing Dev. Auth. (AMBAC G.O. of Authority Insured)	4.50	7/1/47	380,638
500,000	IL Housing Dev. Auth. Rev.	3.70	7/1/34	488,065
350,000	IL Housing Dev. Auth. Rev. (Evergreen Towers)	4.95	7/1/34	371,956
1,000,000	IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	5.25	6/15/31	1,109,720
250,000	Lake Co. Community Consolidated School District No. 50 Woodland G.O.	5.63	1/1/26	289,290
1,000,000	Lombard Public Facs. Corp. Rev. First Tier (Conference Center & Hotel Proj.) [2,5]	5.25	1/1/36	400,000
335,000	Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	5.50	12/1/41	385,314
250,000	Macon County School District No. 61 Decatur G.O. (AGM Insured)	5.25	1/1/37	275,540
1,921,000	Malta Tax Allocation Rev. [2,5]	5.75	12/30/25	1,052,324
818,000	Manhattan Special Service Area Special Tax No. 07-6 (Groebe Farm-Stonegate) [2,5]	5.75	3/1/22	147,305
510,000	Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	7.00	10/1/22	428,165
685,000	Westmont Park District G.O. [6]	6.03	12/1/32	295,304

				11,315,969

Indiana -2.3%
700,000	Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	6.00	11/15/22	771,694
300,000	Damon Run Conservancy Dist. G.O. (St Intercept Insured)	6.10	7/1/25	337,584
350,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/25	351,018
250,000	Hammond Local Public Improvement Bond Bank	6.50	8/15/30	250,660
275,000	IN Finance Auth. Rev. (BHI Senior Living)	5.88	11/15/41	304,422
400,000	IN Finance Auth. Rev. (BHI Senior Living)	6.00	11/15/41	446,484
350,000	IN Finance Auth. Rev. (Greencroft Obligated Group)	6.50	11/15/33	397,176
210,000	IN Health & Educational Fac. Fin. Auth. Rev. (Schneck Memorial Hospital)	5.25	2/15/30	212,451
350,000	Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	5.00	1/1/35	383,632
250,000	St. Joseph Co. Health Facs. Rev. (Holy Cross Village) [1]	6.25	5/15/39	255,938
332,805	St. Joseph Co. Hospital Auth. Health Facs. Rev. (Madison Center) [2,5]	5.25	2/15/28	16,254

				3,727,313

Iowa - 0.2%
250,000	IA Student Loan Liquidity Corp. Rev.	5.80	12/1/31	265,922

Kansas - 0.8%
250,000	Wichita Health Care Facs. Rev. (Larksfield Place)	7.13	12/15/36	280,110
500,000	Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	6.25	5/15/34	518,895
500,000	Wyandotte Co./Kansas City Board of Public Utility Rev. (Office Building Complex) (NATL-RE Insured)	5.00	5/1/21	501,970

				1,300,975

Kentucky - 0.3%
425,000	Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	6.50	3/1/41	488,788

Louisiana - 2.6%
68,645	Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	5.00	11/1/40	69,752
285,000	Jefferson Parish Finance Auth. Single Family Mtg. Rev. (GNMA/FHLMC Collateralized)	5.00	6/1/38	296,209
120,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	6.00	12/1/28	122,957
490,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	5.70	12/1/38	507,375
250,000	LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	4.60	6/1/29	268,140
500,000	LA Local Government Environmental Facilities & Community Development Auth.	6.00	11/15/30	509,120
300,000	LA Public Facs. Auth. Rev.	5.00	7/1/35	331,668
250,000	LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	6.50	5/1/31	275,610
500,000	LA Public Facs. Auth. Rev. (Entergy LA LLC Proj.)	5.00	6/1/30	503,570
690,000	LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	0.92	2/15/36	617,088

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

250,000	LA Tobacco Settlement Financing Corp. Rev.	5.50	5/15/30	278,910
41,000	Lafayette Public Finance Auth. Single Family Mortgage-Backed Rev. (GNMA/FHLMC Collateralized)	5.35	1/1/41	41,866
300,000	St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	5.25	11/15/37	306,636

				4,128,901

Maine - 0.8%
600,000	ME Hsg. Auth. Rev.	4.00	11/15/35	609,624
500,000	ME Hsg. Auth. Rev.	3.60	11/15/36	482,725
250,000	ME Hsg. Auth. Rev.	4.50	11/15/37	260,190

				1,352,539

Maryland - 0.9%
235,000	MD Community Dev. Administration Rev.	5.13	9/1/30	253,335
350,000	MD Community Dev. Administration Rev.	3.75	3/1/39	347,294
620,000	Montgomery Co. Housing Opportunities Commission Rev.	4.00	7/1/38	621,910
250,000	Westminster Rev. (Lutheran Village at Millers Grant, Inc.)	6.00	7/1/34	266,430

				1,488,969

Massachusetts - 1.4%
260,000	MA Education Finance Auth. Education Rev.	5.15	1/1/26	266,669
250,000	MA Housing Finance Agy. Rev.	4.75	6/1/35	262,260
500,000	MA Housing Finance Agy. Rev. (FHA Insured)	5.30	12/1/38	534,435
1,250,000	MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.90	12/1/38	1,242,400

				2,305,764

Michigan - 1.7%
250,000	MI Finance Auth. Rev. (Presbyterian Village)	5.25	11/15/35	252,035
250,000	MI Hsg. Dev. Auth. (G.O. of Authority Insured)	4.63	10/1/41	256,995
500,000	MI Hsg. Dev. Auth. Rev.	4.10	10/1/35	507,150
750,000	MI Hsg. Dev. Auth. Rev.	3.95	12/1/40	739,365
400,000	MI Public Education Facs. Auth. Ltd. Rev. Ref. (Nataki Talibah Proj.) (Q-SBLF Insured) [2,5]	6.25	10/1/23	199,956
170,000	MI Public Education Facs. Auth. Rev. Ref. (Bradford Proj.) [4]	6.00	9/1/16	110,486
200,000	Oakland County Economic Development Corp. Rev. (Roman Catholic Archdiocese Proj.)	6.50	12/1/20	214,252
250,000	Taylor Brownfield Redevelopment Authority (NATL Insured)	5.00	5/1/32	266,325
250,000	Universal Academy Michigan Public School Rev.	6.50	12/1/23	253,445

				2,800,009

Minnesota - 1.5%
1,800,740	Intermediate School District 287 Lease Rev.	5.30	11/1/32	1,827,823
205,000	MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	4.40	7/1/32	219,807
380,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	396,564

				2,444,194

Mississippi - 0.1%
100,000	MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	6.75	6/1/39	105,219

Missouri - 0.5%
400,000	Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	5.45	9/1/23	423,092
320,000	Kirkwood Industrial Dev. Auth. Rev. (Aberdeen Heights)	8.00	5/15/21	361,811
467,870	Moberly Industrial Dev. Auth. (Annual Appropriation Proj.) [2,5]	6.00	9/1/24	33,027

				817,930

See accompanying notes to financial statements.

24	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Montana - 0.8%
250,000	MT Board of Housing Single Family Rev.	4.00	12/1/38	252,390
385,000	MT Board of Housing Single Family Rev. (FHA Insured)	3.75	12/1/38	387,880
170,000	MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	4.70	12/1/26	178,444
491,518	MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	5.08	4/1/21	538,193

				1,356,907

Nebraska - 0.3%
400,000	Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	5.00	11/1/30	447,000
410,000	Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5,15]	5.13	N/A	3,973

				450,973

Nevada - 1.1%
750,000	Las Vegas Redev. Agy. Tax Allocation Rev.	7.50	6/15/23	848,408
745,000	Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	3.85	10/1/39	736,932
125,000	NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	5.10	10/1/40	129,825

				1,715,165

New Hampshire - 0.3%
400,000	NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	6.00	1/1/34	451,672

New Jersey - 1.1%
300,000	Burlington Co. Bridge Commission Rev. (The Evergreens Proj.)	5.63	1/1/38	305,085
65,000	NJ Higher Education Assistance Auth. Student Loan Rev.	5.00	12/1/28	70,006
435,000	NJ Hsg. & Mtg. Finance Agy. Rev.	5.05	10/1/39	451,086
550,000	NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	3.60	1/1/30	554,059
400,000	NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	4.50	10/1/30	421,932

				1,802,168

New Mexico - 1.6%
500,000	New Mexico Hospital Equipment Loan Council Rev. (Gerald Champion Regional Medical Ctr.)	5.50	7/1/42	512,985
445,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	3.90	9/1/42	441,320
245,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.80	9/1/29	257,848
250,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.35	9/1/30	263,035
530,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	5.25	9/1/34	557,883
460,000	NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	4.13	9/1/42	463,993

				2,497,064

New York - 4.9%
350,000	Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	4.00	7/1/33	363,958
250,000	New York City Housing Development Corp. Multifamily Mtg. Rev.	4.60	11/1/36	260,230
500,000	New York City Housing Development Corp. Rev.	3.80	11/1/37	501,725
750,000	New York City Municipal Water Finance Authority	5.00	6/15/38	846,458
500,000	NY Mortgage Agency Rev.	3.75	10/1/38	488,680
500,000	NY Mortgage Agency Rev.	3.70	10/1/38	500,610
500,000	NY Mortgage Agency Rev.	3.80	10/1/40	481,225
540,000	NY Mortgage Agency Rev.	4.13	10/1/40	549,050
200,000	NY Mortgage Agency Rev.	3.75	10/1/42	191,470
460,000	NY Mortgage Agency Rev.	4.75	10/1/42	476,661
200,000	NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	5.00	7/1/42	209,592
350,000	NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	5.00	5/1/33	391,524
590,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	3.75	11/1/37	593,410
400,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	4.88	11/1/42	419,388

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	3.65	11/1/34	501,820
1,000,000	NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (SOYMNA Insured)	4.10	5/1/48	1,002,840

				7,778,641

North Carolina - 0.2%
250,000	North Carolina Capital Fac. Fin. Agy. Rev. (Elizabeth City State Univ. Hsg.) (AMBAC Insured)	5.00	6/1/23	250,312

North Dakota - 0.2%
300,000	ND Maple-Steel Joint Water Resource District	4.00	5/1/30	300,492

Ohio - 0.4%
636,800	Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	5.70	3/20/42	666,214

Oklahoma - 0.4%
100,000	Citizen Potawatomi Nation Sr. Obligation Tax Rev.	6.50	9/1/16	100,189
525,000	Fort Sill Apache Tribe Economic Dev. Auth. [4]	8.50	8/25/26	618,650

				718,839

Oregon - 2.1%
350,000	Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	3.50	9/1/33	343,133
250,000	Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	5.25	5/1/34	276,458
465,000	OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	4.00	7/1/38	465,558
1,000,000	OR State Ref G.O. (Veterans Welfare Service)	3.90	12/1/39	1,005,530
250,000	Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	5.13	7/1/35	250,550
350,000	Port of Morrow G.O.	4.00	6/1/32	347,459
315,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	321,520
300,000	Western Generation Agy. Rev. (Wauna Cogeneration Proj.)	5.00	1/1/21	300,456

				3,310,664

Pennsylvania - 3.2%
195,000	Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	5.90	8/15/26	208,280
475,000	Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	0.92	10/1/34	379,074
250,000	Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	5.50	12/1/31	291,225
250,000	Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	7.00	7/1/27	265,040
230,000	Lehigh Co. General Purpose Auth. Rev. (Saint Luke’s Bethlehem) [1]	1.24	8/15/42	182,261
500,000	Luzerne Co. G.O. (AGM Insured)	7.00	11/1/26	588,045
250,000	Moon Industrial Dev. Auth. Rev. (Baptist Homes Society Obligation)	5.63	7/1/30	249,355
500,000	PA Hsg. Finance Agy. Rev.	4.05	10/1/40	500,375
500,000	PA Hsg. Finance Agy. Rev. (G.O. of Agency Insured)	4.63	10/1/29	500,065
500,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.13	12/1/35	527,485
1,250,000	PA Turnpike Commission Rev. Capital Appreciation [6]	5.00	12/1/38	1,195,312
250,000	Philadelphia Authority for Industrial Dev. Rev. (Tacony Academy Charter School Proj.)	6.13	6/15/23	273,470

				5,159,987

Puerto Rico - 0.2%
335,000	Puerto Rico Ind. Medical & Environmental Pollution Control Facs. Fing. Auth. Rev. (American Home Proj.)	5.10	12/1/18	342,310

Rhode Island - 0.4%
250,000	RI Health & Edl. Building Corp. Hosp. Fing. Rev. (Lifespan Obligation Group) (NATL-RE Insured)	5.25	5/15/26	250,668
230,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.45	4/1/35	220,207
250,000	RI Hsg. & Mortgage Finance Corp. Rev.	3.90	10/1/37	244,572

				715,447

See accompanying notes to financial statements.

26	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

South Carolina - 0.8%
355,000	SC Education Assistance Auth. Student Loan Rev.	5.10	10/1/29	379,520
76,190	SC Jobs Economic Dev. Auth. Health Care Facs. Rev. (Woodlands at Furman Proj.) [6]	2.00	11/15/47	7,590
250,000	SC Public Service Auth. Rev. (Santee Cooper)	5.00	12/1/38	274,488
500,000	SC Public Service Auth. Rev. (Santee Cooper)	5.75	12/1/43	592,975

				1,254,573

Tennessee - 1.2%
495,000	Metro Govt. Nashville & Davidson Co. Health & Education Facs. Rev. (Prestige Proj.) 2, [5]	7.50	12/20/40	296,936
1,850,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.35	1/1/19	92,260
7,875,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	5.55	1/1/29	392,726
1,630,000	Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	6.00	1/1/29	16
745,000	TN Hsg. Dev. Agency. Rev.	3.88	7/1/35	746,982
450,000	TN Hsg. Dev. Agency. Rev.	3.95	7/1/35	456,610
15,000	TN Hsg. Dev. Agency. Rev.	3.55	7/1/39	14,507

				2,000,037

Texas - 5.3%
945,000	Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	7.00	8/15/28	1,031,770
1,000,000	Bexar Co. Rev. (Venue Proj.)	5.00	8/15/39	1,079,500
500,000	Dallas/Fort Worth International Airport Rev. (JT Improvement)	5.25	11/1/37	572,505
1,745,617	Galveston Co. Municipal Utility Dist. No. 52 BANS Series 2015A [15]	5.49	N/A	1,309,091
600,000	Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.) [4]	6.75	8/15/21	657,024
250,000	New Hope Cultural Education Facs. Corp. Rev. (NCCD-College Station Properties, LLC)	5.00	7/1/35	260,365
250,000	New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	5.50	1/1/35	254,880
500,000	Newark Cultural Education Facs. Finance Corp. Rev. (A.W. Brown-Fellowship Leadership)	6.00	8/15/32	516,160
250,000	North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	5.38	2/15/25	248,078
400,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	6.13	11/15/20	400,872
250,000	Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	7.50	11/15/34	290,545
500,000	Sugar Land Dev. Corp. Rev. (BAM Insured)	5.00	2/15/33	560,785
500,000	TX Grand Parkway Transportation Corp. Rev. [6]	5.50	10/1/35	397,855
750,000	TX Private Activity Surface Transportation Corp. Rev. (LBJ Infrastructure)	7.50	6/30/33	911,302

				8,490,732

Utah - 0.6%
400,000	UT Charter School Finance Auth. Rev. (Entheos Academy)	6.50	10/15/33	419,020
215,000	UT Hsg. Corp. Single Family Mtg. Rev.	5.75	1/1/33	220,265
335,000	UT Hsg. Corp. Single Family Mtg. Rev.	4.60	7/1/34	348,011

				987,296

Virginia - 2.5%
500,000	Farms New Kent Community Dev. Auth. Special Assessment [2,5]	5.13	3/1/36	125,005
525,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	3.88	1/1/38	527,079
550,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.80	7/1/38	586,674
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	531,810
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	4.75	10/1/38	531,810
500,000	VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	5.10	10/1/38	542,515
400,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	4.13	7/1/33	413,800
500,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	5.00	12/1/39	519,995
250,000	VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	4.60	12/1/38	261,325

				4,040,013

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	27

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Tax-Free Income Fund (Continued)

Principal Amount ($)/ Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Washington - 2.7%
105,000	Kalispel Tribe Indians Priority District Rev.	6.20	1/1/16	106,230
500,000	Pike Place Market Preservation Dev. Auth. Rev.	5.00	12/1/40	550,635
415,000	WA Hsg. Fin. Commission	3.70	12/1/33	413,352
500,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	3.50	12/1/33	496,655
335,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Non-profit Hsg.)	6.00	10/1/22	369,760
350,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.25	1/1/17	353,776
1,350,000	WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Skyline at First Hill Proj.)	5.63	1/1/27	1,355,940
400,000	WA Hsg. Fin. Commission Rev. (Heron’s Key Senior Living) [4]	6.50	7/1/30	410,696
175,000	WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA Collateralized)	4.60	10/1/33	184,560

				4,241,604

West Virginia - 1.0%
250,000	WV Hsg. Dev. Fund Rev.	4.50	11/1/31	265,080
250,000	WV Hsg. Dev. Fund Rev.	3.75	11/1/32	253,265
550,000	WV Hsg. Dev. Fund Rev.	3.80	11/1/35	551,590
500,000	WV Hsg. Dev. Fund Rev.	4.10	11/1/45	505,285

				1,575,220

Wisconsin - 2.8%
250,000	WI General Fund Rev. Appropriation Rev.	6.00	5/1/27	290,175
1,000,000	WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	5.00	8/15/43	1,049,700
500,000	WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	5.00	8/15/32	550,660
400,000	WI Health & Educational Facs. Auth. Rev. (Dickson Hollow Proj.)	5.00	10/1/29	407,548
500,000	WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.)	8.25	6/1/46	605,935
290,000	WI Public Finance Auth. Rev. (Horizon Academy West Charter School)	5.25	9/1/22	298,282
500,000	WI Public Finance Auth. Rev. (Rose Villa Proj.)	5.00	11/15/24	524,240
250,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.00	4/1/25	255,118
500,000	WI Public Finance Auth. Rev. (Roseman University Health Sciences)	5.50	4/1/32	504,345

				4,486,003

Wyoming - 1.6%
650,000	WY Community Dev. Auth. Rev.	3.75	12/1/32	659,380
1,000,000	WY Community Dev. Auth. Rev.	4.25	12/1/37	1,022,840
375,000	WY Community Dev. Auth. Rev.	4.05	12/1/38	377,074
500,000	WY Community Dev. Auth. Rev.	4.05	12/1/39	504,135

				2,563,429

Total Municipal Bonds (cost: $151,306,455)				139,850,739

Investment Companies - 6.3%
59,383	BlackRock Long-Term Municipal Advantage Trust (BTA)			653,807
15,200	BlackRock Municipal Income Trust (BFK)			212,800
54,000	BlackRock MuniHoldings Florida Insured Fund (MFL)			763,020
10,000	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)			132,299
21,438	BlackRock MuniHoldings Quality Fund, Inc. (MUS)			276,765
48,000	BlackRock MuniYield Florida Fund (MYF)			718,560
90,800	BlackRock MuniYield Insured Fund (MYI)			1,268,476
21,538	BlackRock MuniYield Michigan Insured Fund (MIY)			283,871
193,000	Deutsche Municipal Income Trust (KTF)			2,524,440
18,400	Invesco Municipal Opportunity Trust (VMO)			231,472
40,700	Invesco Van Kampen Advantage Muni Income Trust (VKI)			461,945

See accompanying notes to financial statements.

28	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Quantity	Name of Issuer	Fair Value ($)

15,000	Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	193,950
36,123	Managed Duration Investment Grade Municipal Fund (MZF)	481,520
21,500	Nuveen Premier Municipal Income Fund (NPF)	280,575
114,332	Nuveen Premium Income Fund (NPM)	1,560,632

Total Investment Companies (cost: $9,509,984)		10,044,132

Short-Term Securities - 5.8%
9,268,059	Dreyfus Tax-Exempt Cash Management Fund, 0.00%
Total Short-Term Securities (cost: $9,268,059)		9,268,059

Total Investments in Securities - 99.5% (cost: $170,084,498)		159,162,930
Other Assets and Liabilities, net - 0.5%		871,350

Total Net Assets - 100.0%		$160,034,280

[1]	Variable rate security. Rate disclosed is as of September 30, 2015.

[2]	Securities considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2015 was $3,436,382 and represented 2.1% of net assets.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2015 was $4,392,715 and represented 2.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2015 was $3,436,382 and represented 2.1% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[9]	Municipal Lease Security. The total value of such securities as of September 30, 2015 was $1,351,017 and represented 0.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	29

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	139,850,739	—	139,850,739
Investment Companies	10,044,132	—	—	10,044,132
Short-Term Securities	9,268,059	—	—	9,268,059

Total:	19,312,191	139,850,739	—	159,162,930

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

30	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2015	31

Sit Minnesota Tax-Free Income Fund

OBJECTIVE & STRATEGY

The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from federal regular income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

The Sit Minnesota Tax-Free Income Fund provided a return of +0.80% for the 6-month period ended September 30, 2015, which compared to a return of +0.99% for the benchmark Barclays 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 2.94%, which compared to a yield of 1.53% for the benchmark index. The Fund’s 12-month distribution rate was 3.34%.

The tax-exempt yield curve steepened during the 6-month period, as shorter tax-exempt municipal yields decreased slightly and longer tax-exempt municipal yields increased modestly. As a result, the Barclays 5-Year Municipal Bond Index was the strongest performing maturity segment of the broader Barclays Municipal Bond Index. Credit spreads increased slightly during the period, particularly for BBB-rated credits and below. Puerto Rico issues were weaker during the period, due to increased concern regarding the Commonwealth’s willingness and ability to pay. Minnesota’s economy, state and local government pension funding, and overall fiscal situation remains strong relative to other states. Thus, while bond market returns for tax-exempt issuers from several states were weak, returns for Minnesota based issuers were among the best in the nation over the last six months. Nationally, year-to-date municipal bond issuance through September, almost $300 billion, is the highest level since 2010. The trend in Minnesota is more modest, with year-to-date municipal issuance through September increasing to nearly $6 billion in 2015 versus $5.2 billion for the same period in 2014. However, the composition of this issuance remains challenging for the Fund, as the proportion of bonds with attractive risk versus reward characteristics has been limited.

The Fund’s slight underperformance during this period was due to duration and to a lesser extent, industry positioning. The Fund’s meaningful position in bonds with durations greater than or equal to 10 years underperformed the benchmark return. In terms of industry positioning, the modest positions in sales tax revenue, industrial development revenue, and closed end funds all produced negative returns during the period. Returns for the Fund’s insured revenue and escrowed to maturity/pre-refunded bonds, while positive, also lagged the benchmark return. However, returns for all other industries outperformed the benchmark return, including our core positions in multi-family revenue, single family revenue, hospital/ healthcare revenue, and education/student loan revenue bonds. Generally, lower and non-rated credits in the Fund outperformed higher rated credits. While different than overall market trends in terms of credit, the Fund benefitted from its 30% position in non-rated bonds which tended to outperform rated credits of similar quality during the period.

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Barclays 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1   The Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

Lastly, the Fund’s average credit quality decreased to A- from A during the last six months.

The Fund’s duration remains longer than its benchmark. Our strategy continues to emphasize income as the primary driver of returns over the long-run; as a result, the Fund continues to possess a substantial income advantage over the benchmark. Also, relative valuations, particularly for intermediate and long tax-exempt municipals, remain attractive when expressed as a percentage of comparable maturity U.S. Treasury Bonds. We remain diversified on an issuer and industry basis in order to manage credit risk within the Fund. Because of these factors, we believe the Fund is attractively positioned for the current environment.

Michael C. Brilley

Paul J. Jungquist, CFA

Senior Portfolio Managers

32	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2015
	Sit Minnesota Tax-Free Income Fund	Barclays 5-Year Muni. Bond Index[1]	Lipper MN Muni. Bond Fund Index[2]

Six Months	0.80%	0.99%	n/a
One Year	3.29	1.85	3.19%
Five Years	4.47	2.79	4.05
Ten Years	4.49	4.08	4.26
Since Inception (12/1/93)	4.91	4.57	4.66

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1  The Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index made for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Multifamily Mortgage	21.9%
Single Family Mortgage	16.6%
Hospital/Health Care	15.3%
Education/Student Loan	12.4%
Other Revenue Bonds	6.7%
Sectors less than 5.0%	23.5%
Cash & Other Net Assets	3.6%

Based on total net assets as of September 30, 2015. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/15:	$ 10.48 Per Share
Net Asset Value 3/31/15:	$ 10.57 Per Share
Total Net Assets:	$ 455.8 Million
Average Maturity:	15.9 Years
Effective Duration [3]:	4.9 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities:

AAA	0.0%
AA	1.8
A	0.4
BBB	8.7
BB	19.9
<BB	0.0
Total	30.8%

SEPTEMBER 30, 2015	33

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Minnesota Tax-Free Income Fund

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 95.1%
Education/Student Loan - 12.4%
295,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/27	309,812
275,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/32	283,948
1,035,000	Anoka Co. Charter School Lease Rev.	5.00	6/1/43	1,057,884
575,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/29	611,398
500,000	Cologne Charter School Lease Rev. (Cologne Academy Proj.)	5.00	7/1/34	522,675
500,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	4.75	7/1/28	500,740
1,280,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.13	7/1/33	1,520,909
740,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.25	7/1/37	738,032
600,000	Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	5.25	7/1/40	600,858
2,350,000	Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	5.00	11/1/21	2,498,003
580,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	4.50	8/1/26	610,206
500,000	Forest Lake Charter School Lease Rev. (Lake International Language Academy)	5.50	8/1/36	544,525
750,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/29	809,482
1,000,000	Hugo Charter School Lease Rev. (Noble Academy Proj.)	5.00	7/1/34	1,060,280
6,032,480	Intermediate School District 287 Lease Rev.	5.30	11/1/32	6,123,208
1,000,000	Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.)	6.25	3/1/21	1,004,940
600,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/22	619,842
160,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/23	165,040
1,000,000	MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	5.50	5/1/37	1,023,100
586,846	MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	4.49	10/1/16	590,654
400,000	MN Higher Education Fac. Auth. Rev. (College of St. Scholastica Inc.)	4.00	12/1/32	393,632
750,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/32	855,518
1,000,000	MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	6.00	10/1/40	1,125,080
1,000,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.00	5/1/32	974,550
500,000	MN Higher Education Fac. Auth. Rev. (Macalester College)	3.25	5/1/36	492,685
750,000	MN Higher Education Fac. Auth. Rev. (Macalester College-Seven-I)	5.00	6/1/35	855,562
575,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	0.75	5/1/16	576,409
400,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	3.00	5/1/23	405,076
250,000	MN Higher Education Fac. Auth. Rev. (Minneapolis College of Art)	4.00	5/1/24	266,382
350,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/30	409,276
1,500,000	MN Higher Education Fac. Auth. Rev. (St. Olaf College)	5.00	12/1/31	1,746,900
1,400,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	5.00	12/1/27	1,452,052
1,800,000	MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	6.30	12/1/40	1,993,842
1,250,000	MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	6.00	10/1/25	1,315,425
640,839	Olmsted Co. Hsg. & Redev. Auth. (Schaeffer Academy Proj.)	4.98	4/25/27	637,051
385,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.00	12/1/26	414,341
1,850,000	Ramsey Lease Rev. (Pact Charter School Proj.)	5.50	12/1/33	1,988,768
3,500,000	Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School)	5.00	8/1/22	3,628,905
2,000,000	St. Paul Hsg. & Redev. Auth. (Community of Peace Academy Proj.)	5.00	12/1/36	2,002,660
535,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	4.00	7/1/23	534,973
855,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/33	870,886
500,000	St. Paul Hsg. & Redev. Auth. (German Immersion School)	5.00	7/1/44	502,195
1,300,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	4.25	12/1/23	1,347,931
1,500,000	St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	5.00	12/1/33	1,554,735
720,000	St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	4.50	12/1/29	721,030
1,150,000	St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	4.63	3/1/43	1,138,488
1,610,000	St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	4.00	7/1/25	1,625,488
955,000	St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	5.00	7/1/35	959,317
390,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong Academy Proj.)	5.50	9/1/18	394,438
295,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	4.75	9/1/22	310,452
500,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	5.00	9/1/27	517,610

See accompanying notes to financial statements.

34	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

725,000	St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	5.70	9/1/21	797,783
1,610,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.00	9/1/23	1,577,832
510,000	Victoria Private School Fac. Rev. (Holy Family Catholic High)	4.60	9/1/29	494,674
355,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/27	375,558
225,000	Woodbury Charter School Lease Rev. (MSA Building)	5.00	12/1/32	233,350

				56,686,390

Escrowed To Maturity/Prerefunded - 3.3%
1,070,000	Brooklyn Park Lease Rev. (Prairie Seeds Academy Proj.)	8.00	3/1/20	1,201,054
140,000	City of Minneapolis Rev. (Fairview Health Services)	6.50	11/15/38	163,726
545,000	County of Douglas, Rev. (Douglas County Hospital)	6.00	7/1/28	621,360
1,005,000	Douglas Co. Gross Health Care Facs. Rev. (Douglas Co. Hospital Proj.)	6.00	7/1/28	1,145,811
815,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	815,106
575,000	Owatonna Senior Hsg. Rev. (Senior Living Proj.)	5.80	10/1/29	590,922
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	6.75	1/1/24	1,016,230
1,000,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	7.25	1/1/29	1,017,490
2,000,000	St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	5.50	7/1/29	2,317,020
4,200,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.25	5/15/36	4,429,992
1,570,000	St. Paul Hsg. & Redev. Sales Tax Rev. Ref. (Civic Center) (AGM Insured)	7.10	11/1/23	1,626,143

				14,944,854

General Obligation - 2.9%
1,000,000	Bemidji Sales Tax G.O.	5.00	2/1/34	1,110,400
1,350,000	Bemidji Sales Tax G.O.	6.00	2/1/41	1,569,956
550,000	Brooklyn Center Independent School District No. 286 (NATL-RE Insured)	4.50	2/1/31	555,714
5,000,000	Cloquet Independent School District No. 94	4.00	2/1/36	5,161,200
650,000	Dakota Co. Community Dev. Agy. Sr. Hsg. Facs. G.O.	5.00	1/1/26	693,875
300,000	Forest Lake Independent School District No. 831 (AGM Insured)	5.00	2/1/19	301,833
1,300,000	Glencoe-Silver Lake Independent School District No 2859	4.00	2/1/40	1,329,471
1,000,000	Puerto Rico Public Improvement G.O. [11]	6.00	7/1/28	680,030
400,000	St. Cloud Independent School District No. 742	4.00	2/1/30	433,024
480,000	Watkins G.O.	4.00	1/1/34	487,675
735,000	Watkins G.O.	4.00	1/1/38	744,724

				13,067,902

Hospital/Health Care - 15.3%
1,135,000	Anoka Health Care and Hsg. Facs. Rev.	5.38	11/1/34	1,182,761
1,500,000	Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	5.25	7/1/35	1,490,760
4,025,000	Breckenridge Rev. (Catholic Health Initiatives Proj.)	5.00	5/1/30	4,039,410
140,000	Carlton Health Care & Hsg. Fac. Rev. Ref. (Faith Care Center Proj.)	5.20	4/1/16	140,381
1,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.00	11/1/39	1,014,450
3,000,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	4.50	11/1/34	3,222,030
250,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/29	287,570
500,000	Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	5.00	11/1/44	547,735
365,000	Cold Spring Health Care Facs. Rev. (Assumption Home, Inc. Proj.)	7.25	3/1/23	383,276
2,000,000	Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	5.75	8/1/30	2,016,360
1,050,000	Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	6.00	8/1/35	1,058,484
1,790,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	4.75	6/15/22	1,907,227
1,600,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	5.75	6/15/32	1,762,720
2,000,000	Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	6.00	6/15/39	2,212,120
1,000,000	Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	5.15	8/1/35	1,021,350
2,110,000	Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	4.00	4/1/31	2,151,187
1,350,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.38	8/1/34	1,395,698

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	35

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

500,000	Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	5.75	2/1/44	517,990
1,900,000	Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	5.00	10/1/34	1,910,944
1,200,000	Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	5.25	5/1/25	1,263,336
1,275,000	Maple Grove Health Care System Rev. (Memorial Health Care)	4.00	9/1/35	1,278,073
270,000	Minneapolis Health Care Fac. Rev. (Augustana Chapel View Homes Proj.)	5.10	6/1/16	270,562
4,590,000	Minneapolis Health Care System Rev. (Fairview Health Services)	5.00	11/15/34	5,147,593
90,000	Minneapolis Pooled Rev. (Care Choice Member Proj.)	5.75	4/1/19	90,112
1,705,000	Minneapolis Rev. Ref. (Walker Campus)	4.50	11/15/20	1,796,576
550,000	Moorhead Economic Dev. Auth. Rev.	4.60	9/1/25	556,985
1,500,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	5.50	8/1/28	1,626,885
1,000,000	Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	6.00	8/1/36	1,100,140
1,500,000	Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	5.88	7/1/30	1,734,210
1,000,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/26	1,168,830
745,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/28	855,379
325,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/29	371,430
1,350,000	Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	5.00	9/1/34	1,501,767
1,225,000	St. Cloud Health Care Rev. (CentraCare Health System Proj.) (Assured Guaranty)	5.50	5/1/39	1,335,324
1,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthEast Care Sys. Proj.)	5.25	11/15/35	1,056,410
4,800,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/32	5,436,960
2,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	5.00	7/1/33	2,258,320
525,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.25	11/1/25	528,927
750,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	4.75	11/1/31	761,138
260,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/33	268,603
2,150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.00	5/1/38	2,201,708
500,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	5.15	11/1/42	511,165
2,203,442	St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	5.63	10/1/33	2,241,077
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.25	8/1/24	1,025,160
1,450,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	4.75	8/1/29	1,493,848
1,000,000	Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	5.00	8/1/39	1,031,570
525,000	West St. Paul Health Care (Walker Thompson Hill)	6.75	9/1/31	557,403
1,300,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.00	9/1/25	1,045,538
1,250,000	Winsted Health Care Rev. (St. Mary’s Care Center Proj.)	6.50	9/1/34	1,006,212

				69,783,694

Industrial/Pollution Control - 0.2%
1,000,000	St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [8]	4.50	10/1/37	943,160

Insured - 1.6%
500,000	Guam Power Auth. Rev. (AGM Insured) [11]	5.00	10/1/30	579,335
1,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Ref. (NATL-RE FGIC Insured)	5.00	1/1/25	1,840,510
2,750,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev. (NATL-RE FGIC Insured)	5.00	1/1/22	2,897,922
885,000	Minneapolis Health Care System Rev. (Fairview Health Services)	6.50	11/15/38	1,006,378
75,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/20	75,203
90,000	MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	4.00	3/1/22	90,229
600,000	Puerto Rico Public Improvement G.O. (AGM Insured) [11]	5.13	7/1/30	595,902

				7,085,479

Multifamily Mortgage - 21.9%
785,000	Anoka Co. Hsg. & Redev. Rev. (Recovery Zone Fac.-Park River Estates)	6.50	11/1/25	801,399
1,500,000	Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	5.75	7/1/35	1,534,695
250,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	6/1/21	258,395
300,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.25	12/1/21	309,660
375,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	6/1/22	388,279

See accompanying notes to financial statements.

36	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

385,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	5.38	12/1/22	398,140
1,000,000	Bloomington Hsg. Rev. Sr. (Gideon Pond Commons LLC)	6.00	12/1/30	1,036,670
850,000	Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	6.00	1/1/27	895,152
750,000	Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	6.00	8/1/33	819,922
1,020,000	Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	5.00	8/1/38	1,043,236
1,000,000	Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	5.00	1/1/34	1,007,790
1,000,000	Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	5.25	1/1/40	1,007,410
2,275,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	5.00	12/1/31	2,276,274
3,645,000	Cottage Grove Sr. Hsg. Rev. (PHS, Inc. Proj.)	6.00	12/1/46	3,647,843
2,500,000	Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	5.25	6/1/31	2,541,975
3,500,000	Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	4.00	1/1/42	3,561,635
1,345,000	Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	5.00	4/1/38	1,360,091
250,000	Inver Grove Heights Nursing Home Rev. Ref. (Presbyterian Homes)	5.38	10/1/26	250,222
1,265,000	Maplewood Multifamily Hsg. Rev. (Park Edge Apartments Proj.) [8]	6.50	5/1/29	1,265,797
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	4.75	1/20/42	2,765,940
2,320,000	Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) (FNMA) [1]	0.02	9/1/26	2,320,000
680,000	Minneapolis Hsg. Rev. (Keeler Apartments Proj.)	5.00	10/1/37	681,278
255,000	Minneapolis Multifamily Hsg. Rev. (Blaisdell Apartments Proj.) [8]	5.10	4/1/17	255,255
1,015,000	Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	5.75	7/15/31	1,098,230
95,000	Minneapolis Multifamily Hsg. Rev. (Seward Towers Proj.) (GNMA Collateralized)	5.00	5/20/36	95,311
375,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	4.75	11/1/28	382,646
1,500,000	Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	5.00	11/1/35	1,503,690
570,000	Minnetonka Multifamily Hsg. Rev. Ref. (Archer Heights Apartments Proj.) (GNMA Collateralized) [8]	5.20	1/20/18	571,585
3,750,000	MN Hsg. Fin. Agy. [1]	0.55	2/1/17	3,750,038
1,000,000	MN Hsg. Fin. Agy.	5.00	8/1/33	1,152,510
2,000,000	MN Hsg. Fin. Agy.	5.00	8/1/34	2,295,000
1,000,000	MN Hsg. Fin. Agy.	5.00	8/1/35	1,144,170
1,000,000	MN Hsg. Fin. Agy. Rental Hsg.	5.20	8/1/43	1,080,690
250,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.05	8/1/31	270,860
2,560,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.25	8/1/40	2,694,707
1,760,000	MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	5.45	8/1/41	1,900,114
1,050,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	5.00	7/1/21	1,057,318
280,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.65	9/1/26	282,876
210,000	Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	4.70	9/1/27	212,375
1,000,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.00	9/1/32	1,006,460
250,000	Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	5.13	9/1/37	251,310
1,500,000	New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	5.00	8/1/39	1,495,755
1,015,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	5.63	10/1/17	1,070,470
1,000,000	North Oaks Sr. Hsg. Rev. (Presbyterian Homes North Oaks Proj.)	6.00	10/1/33	1,044,540
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.00	8/1/25	1,077,520
1,000,000	Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	6.25	8/1/33	1,084,070
875,000	Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	5.00	4/1/34	901,705
430,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.25	12/1/17	452,614
455,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.50	12/1/18	489,985
475,000	Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	5.75	12/1/19	523,075
320,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.38	12/1/33	354,730
2,500,000	Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	6.50	12/1/35	2,761,125
4,000,000	Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	3.75	6/1/29	4,140,800
2,200,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	4.00	9/1/20	2,264,658
1,135,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/27	1,205,177
100,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.25	9/1/30	105,009
2,150,000	Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	5.30	9/1/37	2,242,772

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	37

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,705,000	Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	5.13	1/1/39	1,721,419
250,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	5.75	12/1/28	269,200
2,000,000	St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	6.00	12/1/30	2,163,280
240,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	2/1/22	246,348
275,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.13	8/1/22	281,980
175,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	2/1/24	179,722
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.38	8/1/24	153,953
150,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	5.50	2/1/25	154,169
3,000,000	St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	6.25	8/1/30	3,139,320
1,285,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.20	11/1/22	1,286,516
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.30	11/1/30	1,000,620
2,590,000	St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	5.38	5/1/43	2,591,114
4,780,000	St. Paul Hsg. & Redev. Auth. Multifamily Rev. Ref. (Univ. & Dale Proj.) (GNMA Collateralized) [8]	4.82	7/20/46	4,782,342
2,515,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.70	8/1/36	2,630,640
185,000	Stillwater Multifamily Hsg. Rev. (Orleans Homes LP Proj.) [8]	5.00	2/1/17	188,632
730,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.20	5/1/25	787,801
790,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.25	11/1/26	851,810
1,250,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.50	11/1/32	1,352,950
800,000	Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	5.75	11/1/39	861,168
2,610,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	4.63	4/1/30	2,586,875

				99,620,812

Municipal Lease [9] - 4.8%
500,000	Anoka Co. Hsg. & Redev. Rev.	5.63	5/1/22	538,930
500,000	Anoka Co. Hsg. & Redev. Rev.	6.63	5/1/30	536,710
500,000	Anoka Co. Hsg. & Redev. Rev.	6.88	5/1/40	536,280
600,000	Anoka-Hennepin Independent School District No. 11 Lease Rev	4.00	2/1/41	624,762
500,000	Anoka-Hennepin Independent School District No. 11 Lease Rev.	3.75	2/1/35	506,390
1,100,000	Chaska Economic Dev. Auth. Lease Rev	4.00	2/1/31	1,168,673
690,000	Chaska Economic Dev. Auth. Lease Rev	4.00	2/1/33	726,812
500,000	Chaska Economic Dev. Auth. Lease Rev	4.00	2/1/35	522,180
1,030,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/34	1,146,338
1,500,000	Goodhue Co. Education District No. 6051 Lease Rev.	5.00	2/1/39	1,648,875
3,000,000	MN General Fund Rev. (Appropriation)	3.00	3/1/30	2,927,700
4,000,000	MN General Fund Rev. (Appropriation)	4.00	3/1/26	4,358,360
300,000	MN Hsg. Fin. Agy.	5.00	8/1/35	336,087
2,000,000	MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (St. Appropriation)	5.00	8/1/31	2,246,760
1,000,000	Osseo Independent School District No. 279	4.00	2/1/28	1,069,040
1,270,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.13	10/1/20	1,272,299
400,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.25	10/1/25	400,724
340,000	Virginia Hsg. & Redev. Auth. Health Care Fac. Lease Rev.	5.38	10/1/30	340,534
812,684	Winona School District 861 Lease Purchase	6.04	8/1/24	814,098

				21,721,552

Other Revenue Bonds - 6.7%
505,000	Bloomington Port Auth. Recovery Zone Fac. Rev. (Radisson Blu MOA LLC)	6.25	12/1/16	513,504
510,000	Columbia Heights Economic Dev. Auth. Tax Increment Rev. (Huset Park Area Redev.)	5.20	2/15/22	510,245
553,672	Crystal Governmental Fac. Rev.	5.10	12/15/26	633,445
375,000	Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	5.25	6/1/19	376,789
1,500,000	Minneapolis National Marrow Donor Program Rev.	4.88	8/1/25	1,548,975
215,000	Minneapolis Tax Increment Rev.	3.05	3/1/21	213,934
320,000	Minneapolis Tax Increment Rev.	3.50	3/1/23	317,926

See accompanying notes to financial statements.

38	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

170,000	Minneapolis Tax Increment Rev.	3.80	3/1/25	168,667
200,000	Minneapolis Tax Increment Rev.	4.00	3/1/27	199,632
260,000	Minneapolis Tax Increment Rev.	4.00	3/1/30	253,724
105,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.10	2/1/17	105,360
240,000	Minneapolis Tax Increment Rev. Ref. (East River/Unocal Site Proj.)	5.20	2/1/21	240,840
1,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.00	12/1/40	1,179,090
2,000,000	MN Development Rev. Limited Tax Supported Comm. Board	6.25	12/1/30	2,383,140
1,175,000	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	5.00	2/15/27	1,180,158
1,000,000	St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	5.00	2/1/23	1,027,540
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	4.75	12/1/26	530,575
500,000	St. Paul Hsg. & Redev. Auth. Rev. (Jimmy Lee Recreation Center Proj.)	5.00	12/1/32	530,770
1,000,000	St. Paul Hsg. & Redev. Auth. Rev. (Ordway Center Performing Arts Proj.)	2.20	7/1/18	1,000,330
1,055,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	6.38	2/15/28	1,057,954
780,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	6.75	3/1/28	781,092
745,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	6.50	3/1/29	783,666
999,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.00	2/15/28	1,004,075
838,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	7.50	2/15/28	839,198
175,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/19	183,041
180,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/19	189,400
185,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/20	195,025
220,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/20	233,156
225,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/21	238,558
1,000,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	9/1/26	1,055,510
930,000	St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	5.00	3/1/29	973,580
3,875,000	St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	5.00	8/1/36	3,888,601
3,000,000	St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	5.00	12/1/36	3,271,710
715,000	St. Paul Recreational Facs. Gross Rev. (Highland National Proj.)	5.00	10/1/25	717,831
2,000,000	Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	5.00	10/1/42	2,103,640

				30,430,681

Public Facilities - 0.2%
1,075,000	St. Paul Hsg. & Redev. Auth. Parking Rev. (Smith Ave. Proj.)	5.00	8/1/35	1,100,155

Sales Tax Revenue - 3.1%
2,000,000	American Samoa Economic Development Authority Rev. [11]	6.25	9/1/29	1,998,040
1,000,000	Guam Govt. Business Privilege Tax Rev. [11]	4.00	11/15/39	994,360
2,750,000	Guam Govt. Business Privilege Tax Rev. [11]	5.00	11/15/35	3,022,662
1,825,000	Guam Govt. Business Privilege Tax Rev. [11]	5.25	1/1/36	2,005,018
2,000,000	Hennepin Co. Sales Tax Rev.	4.75	12/15/37	2,146,700
900,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	5.00	8/1/26	389,583
1,500,000	Puerto Rico Sales Tax Financing Corp. Rev. [11]	6.25	8/1/33	465,240
1,500,000	St. Paul Sales Tax Rev.	5.00	11/1/29	1,738,305
1,400,000	St. Paul Sales Tax Rev.	5.00	11/1/31	1,605,618

				14,365,526

Single Family Mortgage - 16.6%
1,465,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	4.45	12/1/32	1,551,406
680,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.63	12/1/30	715,659
995,000	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	4.88	12/1/33	1,056,720
194,600	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.13	12/1/40	199,590
48,962	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.15	12/1/38	50,354
356,057	Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.30	12/1/39	369,591
710,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	4.45	12/1/27	760,793

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	39

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2015

Sit Minnesota Tax-Free Income Fund (Continued)

Principal Amount ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

27,623	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	5.00	12/1/38	27,651
310,127	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.25	12/1/40	311,442
151,158	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	5.45	4/1/27	153,710
95,000	Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	5.52	3/1/41	100,856
4,910,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	4.40	7/1/32	5,264,649
4,680,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.45	7/1/31	4,912,128
2,535,000	MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4.70	1/1/31	2,713,971
2,400,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.35	7/1/29	2,407,152
10,805,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.50	1/1/32	10,967,723
2,905,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.60	7/1/33	2,921,500
6,580,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.80	7/1/38	6,604,609
5,900,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	3.90	7/1/43	5,850,263
1,645,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	4.65	7/1/22	1,670,843
4,220,000	MN Hsg. Fin. Agy. Residential Hsg. Rev.	5.10	1/1/40	4,403,950
2,230,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.63	7/1/25	2,355,148
2,925,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	3.90	7/1/30	3,006,637
165,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	5.10	7/1/31	165,412
1,590,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured) [8]	5.10	7/1/38	1,629,893
8,000,000	MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3.60	7/1/31	8,068,800
620,000	MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	5.00	1/1/31	667,374
160,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	4.90	7/1/29	170,029
45,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.00	7/1/38	46,136
1,475,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.05	7/1/34	1,558,456
260,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. [8]	5.10	7/1/20	260,564
60,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.20	1/1/23	62,741
170,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev.	5.90	7/1/28	176,338
665,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	4.75	7/1/27	671,883
1,720,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	4.80	7/1/26	1,726,588
910,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.15	7/1/28	933,706
885,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.25	7/1/33	903,939
210,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.50	7/1/28	214,429
265,000	MN Hsg. Fin. Agy. Single Family Mtg. Rev. (G.O. of AGY. Insured) [8]	5.65	7/1/33	274,972

				75,907,605

Transportation - 1.4%
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/30	1,142,060
1,000,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	1,135,030
500,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/31	562,980
775,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/32	876,641
1,100,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/33	1,242,560
600,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/34	676,368
440,000	Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	5.00	1/1/35	494,987
400,000	MN Valley Transit Auth. Proj. Rev.	4.50	6/1/26	426,788

				6,557,414

Utility - 4.7%
500,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/31	522,310
1,250,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/32	1,295,950
1,155,000	MN Municipal Power Agy. Electric Rev.	4.00	10/1/33	1,185,781
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/25	1,130,560
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/29	582,675
1,000,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	1,129,800
500,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	578,810

See accompanying notes to financial statements.

40	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount($) /Quantity	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)

320,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/30	370,438
250,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/33	286,432
650,000	MN Municipal Power Agy. Electric Rev.	5.00	10/1/35	650,091
700,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/27	752,885
1,000,000	MN Municipal Power Agy. Electric Rev.	5.25	10/1/35	1,132,960
500,000	North Branch Electric System Rev.	5.75	8/1/28	511,705
695,000	Northern Municipal Power Agy. Electric Rev.	5.00	1/1/31	782,556
2,000,000	Southern MN Power Agy. Power Supply System Rev.	5.25	1/1/30	2,196,360
1,250,000	St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	5.45	8/1/28	1,307,162
1,090,000	Virgin Islands Water & Power Auth. Water System Rev. Ref. [11]	5.50	7/1/17	1,093,619
2,000,000	Western MN Municipal Power Agy. Rev.	3.00	1/1/28	2,028,720
1,000,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/31	1,153,900
600,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/35	695,442
1,750,000	Western MN Municipal Power Agy. Rev.	5.00	1/1/36	1,986,302

				21,374,458

Total Municipal Bonds (cost: $421,200,764)				433,589,682

Investment Companies - 1.3%
311,350	Delaware Investments Minnesota Municipal Income Fund II (VMM)			4,094,252
126,419	Nuveen Minnesota Municipal Income Fund (NMS)			1,839,402

Total Investment Companies (cost: $6,439,576)				5,933,654

Total Investments in Securities - 96.4% (cost: $427,640,340)				439,523,336
Other Assets and Liabilities, net - 3.6%				16,289,284

Total Net Assets - 100.0%				$455,812,620

[1]	Variable rate security. Rate disclosed is as of September 30, 2015.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2015, 5.6% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of September 30, 2015 was $21,721,552 and represented 4.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of September 30, 2015 was $13,927,429 and represented 3.1% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2015 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	433,589,682	—	433,589,682
Investment Companies	5,933,654	—	—	5,933,654

Total:	5,933,654	433,589,682	—	439,523,336

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	41

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2015

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
ASSETS
Investments in securities, at identified cost	$561,123,473	$69,578,298	$170,084,498	$427,640,340

Investments in securities, at fair value - see accompanying schedule for detail	$574,541,648	$69,548,518	$159,162,930	$439,523,336
Cash in bank on demand deposit	20,768,876	1,784,822	3,682	11,478,918
Restricted cash	18,000,000	1,000,000	—	—
Accrued interest and dividends receivable	2,821,548	308,918	1,953,119	5,393,698
Receivable for investment securities sold	33,246	489,799	897,199	—
Other receivables	—	—	24,000	12,000
Receivable for Fund shares sold	4,157,401	1,548	22,265	586,688

Total assets	620,322,719	73,133,605	162,063,195	456,994,640

LIABILITIES
Payable for investment securities purchased	6,941,907	—	1,745,983	—
Payable for Fund shares redeemed	1,398,358	17,291	105,127	681,917
Cash portion of dividends payable to shareholders	33,843	2,800	73,316	204,199
Variation margin on futures contracts	—	83,300	—	—
Accrued investment management fees	391,908	57,160	104,489	295,904
Outstanding options written, at fair value (premiums received $6,066,742)	7,187,500	—	—	—

Total liabilities	15,953,516	160,551	2,028,915	1,182,020

Net assets applicable to outstanding capital stock	$604,369,203	$72,973,054	$160,034,280	$455,812,620

Net assets consist of:
Capital (par value and paid-in surplus)	$607,891,747	$74,266,146	$195,758,116	$451,256,290
Undistributed (distributions in excess of) net investment income	—	—	(9,554)	(36,064)
Accumulated net realized gain (loss) from security transactions, written options and futures	(15,819,961)	(1,180,012)	(24,792,714)	(7,290,602)
Unrealized appreciation (depreciation) on investments, written options and futures	12,297,417	(113,080)	(10,921,568)	11,882,996

	$604,369,203	$72,973,054	$160,034,280	$455,812,620

Outstanding shares	54,753,223	7,394,736	16,729,096	43,500,223

Net asset value per share of outstanding capital stock	$11.04	$9.87	$9.57	$10.48

See accompanying notes to financial statements.

42	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended September 30, 2015

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
Investment income:
Income:
Dividends	—	—	$318,664	$148,353
Interest	$7,464,310	$853,300	3,145,644	8,827,055

Total income	7,464,310	853,300	3,464,308	8,975,408

Expenses (note 4):
Investment management fee	2,343,351	385,902	648,413	1,750,920

Total expenses	2,343,351	385,902	648,413	1,750,920

Net investment income	5,120,959	467,398	2,815,895	7,224,488

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	(302,224)	(60,027)	(552,292)	(320,130)
Net realized gain (loss) on written options	(5,090,476)	(126,240)	—	—
Net realized gain (loss) on futures	—	(267,932)	—	—

Net change in unrealized appreciation (depreciation) on investments	(861,537)	(321,401)	(1,491,493)	(3,130,285)
Net change in unrealized appreciation (depreciation) on written options	3,544,838	126,306	—	—
Net change in unrealized appreciation (depreciation) on futures	—	70,920	—	—

Net gain (loss)	(2,709,399)	(578,374)	(2,043,785)	(3,450,415)

Net increase (decrease) in net assets resulting from operations	$2,411,560	($110,976)	$772,110	$3,774,073

See accompanying notes to financial statements.

SEPTEMBER 30, 2015	43

STATEMENTS OF CHANGES IN NET ASSETS

	Sit U.S. Government Securities Fund
	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Operations:
Net investment income	$5,120,959	$11,716,700
Net realized gain (loss) on investments, written options and futures	(5,392,700)	(3,510,891)
Net change in unrealized appreciation (depreciation) of investments, written options and futures	2,683,301	6,368,045

Net increase (decrease) in net assets resulting from operations	2,411,560	14,573,854

Distributions from:
Net investment income	(5,121,564)	(11,676,344)

Total distributions	(5,121,564)	(11,676,344)

Capital share transactions:
Proceeds from shares sold	136,170,675	113,798,275
Reinvested distributions	4,851,503	11,031,094
Payments for shares redeemed	(121,153,255)	(252,286,102)

Increase (decrease) in net assets from capital transactions	19,868,923	(127,456,733)

Total increase (decrease) in net assets	17,158,919	(124,559,223)

Net assets:
Beginning of period	587,210,284	711,769,507

End of period *	$604,369,203	$587,210,284

Capital transactions in shares:
Sold	12,322,340	10,282,692
Reinvested distributions	439,293	998,153
Redeemed	(10,963,044)	(22,817,057)

Net increase (decrease)	1,798,589	(11,536,212)

* Includes undistributed (distributions in excess of) net investment income	—	$605

See accompanying notes to financial statements.

44	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Sit Quality Income Fund		Sit Tax-Free Income Fund		Sit Minnesota Tax-Free Income Fund
Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

$467,398	$847,831	$2,815,895	$6,155,725	$7,224,488	$13,629,614
(454,199)	(424,806)	(552,292)	46,816	(320,130)	(438,397)
(124,175)	(102,566)	(1,491,493)	8,579,868	(3,130,285)	11,881,067

(110,976)	320,459	772,110	14,782,409	3,774,073	25,072,284

(467,398)	(847,842)	(2,820,672)	(6,154,953)	(7,242,520)	(13,669,972)

(467,398)	(847,842)	(2,820,672)	(6,154,953)	(7,242,520)	(13,669,972)

56,651,448	186,802,454	12,276,215	42,807,932	62,501,689	136,644,966
430,075	808,798	2,350,477	5,105,823	6,039,789	10,991,354
(107,947,767)	(170,012,359)	(17,694,168)	(46,695,335)	(46,143,435)	(80,833,658)

(50,866,244)	17,598,893	(3,067,476)	1,218,420	22,398,043	66,802,662

(51,444,618)	17,071,510	(5,116,038)	9,845,876	18,929,596	78,204,974

124,417,672	107,346,162	165,150,318	155,304,442	436,883,024	358,678,050

$72,973,054	$124,417,672	$160,034,280	$165,150,318	$455,812,620	$436,883,024

5,711,395	18,729,358	1,284,982	4,457,361	5,978,901	13,027,600
43,410	81,142	246,756	533,949	577,546	1,047,293
(10,877,636)	(17,062,253)	(1,855,944)	(4,884,899)	(4,404,458)	(7,696,423)

(5,122,831)	1,748,247	(324,206)	106,411	2,151,989	6,378,470

—	—	($9,554)	($4,777)	($36,064)	($18,032)

SEPTEMBER 30, 2015	45

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended September 30, 2015	Years Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011

Net Asset Value:
Beginning of period	$11.09	$11.04	$11.30	$11.31	$11.29	$11.13

Operations:
Net investment income [1]	0.10	0.21	0.12	0.16	0.31	0.32
Net realized and unrealized gains (losses) on investments, written options and futures	(0.05)	0.05	(0.26)	—	0.02	0.16

Total from operations	0.05	0.26	(0.14)	0.16	0.33	0.48

Distributions from:
Net investment income	(0.10)	(0.21)	(0.12)	(0.16)	(0.31)	(0.32)
Return of capital	—	—	—	(0.01)	—	—
Net realized gains	—	—	—	—	—	(—)[2]

Total Distributions	(0.10)	(0.21)	(0.12)	(0.17)	(0.31)	(0.32)

Net Asset Value:
End of period	$11.04	$11.09	$11.04	$11.30	$11.31	$11.29

Total investment return [3]	0.42%	2.37%	(1.21% )	1.39%	2.98%	4.37%

Net assets at end of period (000’s omitted)	$604,369	$587,210	$711,770	$1,520,059	$1,504,154	$1,057,154

Ratios: [4,5]
Expenses (without waiver)	0.80%	0.80%	0.80%	0.80%	0.80%	0.81%
Expenses (with waiver)	0.80%	0.80%	0.80%	0.80%	0.80%	0.75%
Net investment income (with waiver)	1.75%	1.89%	1.06%	1.43%	2.73%	2.88%

Portfolio turnover rate (excluding short-term securities)	16.64%[6]	13.71%	4.13%	58.67%	33.82%	45.80%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[4]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Effective November 1, 2010, total Fund expenses are calculated at 0.80% of average daily net assets. Prior to this date, expenses were calculated at a higher rate and the investment adviser voluntarily waived expenses that were otherwise payable by the Fund.

[6]	Not annualized.

46	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Year Ended March 31, 2014	Three Months Ended March 31, 2013 *

Net Asset Value:
Beginning of period	$9.94	$9.97	$10.01	$10.00

Operations:
Net investment income [1]	0.05	0.06	0.09	0.03
Net realized and unrealized gains (losses) on investments, written options and futures	(0.07)	(0.03)	(0.04)	0.01

Total from operations	(0.02)	0.03	0.05	0.04

Distributions from:
Net investment income	(0.05)	(0.06)	(0.09)	(0.03)

Net Asset Value:
End of period	$9.87	$9.94	$9.97	$10.01

Total investment return [2]	(0.16%)	0.36%	0.47%	0.38%

Net assets at end of period (000’s omitted)	$72,973	$124,418	$107,346	$5,122

Ratios: [3]
Expenses	0.90%	0.90%	0.90%	0.90%
Net investment income	1.09%	0.63%	0.80%	1.25%
Portfolio turnover rate (excluding short-term securities)	55.06%[4]	241.64%	81.19%	37.44%[4]

*	The Fund commenced investment operations on December 31, 2012.

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2015	47

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

	Six Months Ended September 30, 2015	Years Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011

Net Asset Value:
Beginning of period	$9.68	$9.16	$9.57	$9.23	$8.52	$8.90

Operations:
Net investment income [1]	0.17	0.37	0.38	0.38	0.41	0.41
Net realized and unrealized gains (losses) on investments	(0.11)	0.52	(0.41)	0.34	0.71	(0.38)

Total from operations	0.06	0.89	(0.03)	0.72	1.12	0.03

Distributions from:
Net investment income	(0.17)	(0.37)	(0.38)	(0.38)	(0.41)	(0.41)

Net Asset Value:
End of period	$9.57	$9.68	$9.16	$9.57	$9.23	$8.52

Total investment return [2]	0.60%	9.81%	(0.19% )	7.92%	13.41%	0.26%

Net assets at end of period (000’s omitted)	$160,034	$165,150	$155,304	$175,480	$154,659	$140,371

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.47%	3.86%	4.17%	4.03%	4.62%	4.63%

Portfolio turnover rate (excluding short-term securities)	11.42%[4]	31.14%	28.32%	36.75%	37.18%	30.23%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

48	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Six Months Ended September 30, 2015	Years Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011

Net Asset Value:
Beginning of period	$10.57	$10.26	$10.62	$10.42	$9.67	$9.88

Operations:
Net investment income [1]	0.17	0.36	0.40	0.38	0.44	0.43
Net realized and unrealized gains (losses) on investments	(0.09)	0.31	(0.36)	0.20	0.75	(0.21)

Total from operations	0.08	0.67	0.04	0.58	1.19	0.22

Distributions from:
Net investment income	(0.17)	(0.36)	(0.40)	(0.38)	(0.44)	(0.43)

Net Asset Value:
End of period	$10.48	$10.57	$10.26	$10.62	$10.42	$9.67

Total investment return [2]	0.80%	6.62%	0.47%	5.61%	12.48%	2.22%

Net assets at end of period (000’s omitted)	$455,813	$436,883	$358,678	$416,145	$343,800	$289,105

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.30%	3.43%	3.91%	3.58%	4.32%	4.35%

Portfolio turnover rate (excluding short-term securities)	6.46%[4]	9.68%	20.53%	17.13%	15.06%	24.48%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]	Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2015	49

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2015

(1)	Organization

The Sit Mutual Funds (the Funds) are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each of these Funds is as follows:

Fund	Investment Objective

U.S. Government Securities	High level of current income and safety of principal.
Quality Income Fund	High level of current income and safety of principal.
Tax-Free Income	High level of current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income	High level of current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

50	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put options and wrote call option contracts traded on a U.S. exchange. To hedge interest rate risk, the Quality Income Fund purchased put options, entered into futures contracts and wrote call options on these future contracts traded on a U.S. exchange. Risks of entering into futures contracts and purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, the Quality Income Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the six months ended September 30, 2015, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount

U.S. Government Securities Fund
Purchased put options	$228,073	—	$1,048,667
Written call options	—	$4,448,511	9,150,000

Quality Income Fund
Purchased put options	$40,427	—	$78,000
Treasury futures	—	—	35,110,327
Written call options	—	$54,450	160,000

The number of open option contracts and open futures contracts outstanding as of September 30, 2015 also serve as indicators of the volume of activity for the Funds throughout the period.

SEPTEMBER 30, 2015	51

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2015 (Continued)

Statement of Assets and Liabilities - Values of derivatives as of September 30, 2015

	Asset Derivatives Value		Liability Derivatives Value

Interest rate risk:
U.S. Government Securities Fund
Purchased put options	$64,453	[1]	—
Written call options	—		$7,187,500	[2]

Quality Income Fund
Purchased put options	$32,015	[1]	—
Treasury futures	—		$83,300	[3]

[1]Statement	of Assets and Liabilities location: Investments in securities, at fair value.
[2]Statement	of Assets and Liabilities location: Outstanding options written, at fair value.

  3Statement of Assets and Liabilities location: Variation margin receivable/payable. Includes cumulative appreciation (depreciation) of futures as reported in the Schedule of Investments.

The effect of derivative instruments on the statement of operations for the six months ended September 30, 2015:

	Amount of Realized Gain (Loss) on Derivatives [4]	Change in Unrealized Appreciation (Depreciation) on Derivatives [5]

Interest rate risk:
U.S. Government Securities Fund
Purchased put options	($558,490)	$139,035
Written call options	(5,090,476)	3,544,838

Quality Income Fund
Purchased put options	($87,981)	($44,645)
Written call options	(126,240)	126,306
Treasury Futures	(267,932)	70,920

  4Statement of Operations location: Net realized gain (loss) on investments, net realized gain (loss) on written options and net realized gain (loss) on futures, respectively.

  5Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments, net change in unrealized appreciation (depreciation) on written options and net change in unrealized appreciation (depreciation) on futures, respectively.

Transactions in written options for the six months ended September 30, 2015 were as follows:

	Number of Contracts	Premium

U.S. Government Securities Fund
Outstanding, March 31, 2015	5,400	$4,034,404
Call options written	23,400	23,746,356
Call options closed	(25,400)	(21,714,018)
Outstanding, September 30, 2015	3,400	$6,066,742

52	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

	Number of Contracts	Premium
Quality Income Fund
Outstanding, March 31, 2015	300	$85,491
Call options written	997	596,371
Call options closed	(1,297)	(681,862)
Outstanding, September 30, 2015	—	$—

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of September 30, 2015 is included with the Funds’ schedules of investments.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

SEPTEMBER 30, 2015	53

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2015 (Continued)

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of September 30, 2015, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise returns for the 2012, 2013, and 2014 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized	Unrealized	Net Unrealized	Cost of Securities
	Appreciation	Depreciation	Appreciation (Depreciation)	on a Tax Basis
U.S. Government Securities	$16,218,344	($2,800,169)	$13,418,175	$561,123,473
Quality Income	317,593	(347,373)	(29,780)	69,578,298
Tax-Free Income	7,630,770	(18,552,338)	(10,921,568)	170,084,498
Minnesota Tax-Free Income	14,691,471	(2,808,475)	11,882,996	427,640,340

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years or period ended March 31, 2015 and 2014 were as follows:

Year Ended March 31, 2015:
		Tax-Exempt	Long Term
	Ordinary Income	Income	Capital Gain	Total

U.S. Government Securities	$11,708,730	—	—	$11,708,730
Quality Income	849,014	—	—	849,014
Tax-Free Income*	59,463	$6,095,161	—	6,154,624
Minnesota Tax-Free Income*	56,423	13,651,571	—	13,707,994
*99.0% and 99.6% of dividends were derived from interest on tax-exempt securities, on the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2014:
		Tax-Exempt	Long Term
	Ordinary Income	Income	Capital Gain	Total

U.S. Government Securities	$10,762,504	—	—	$10,762,504
Quality Income	537,852	—	—	537,852
Tax-Free Income*	132,476	$6,404,645	—	6,537,121
Minnesota Tax-Free Income*	101,933	14,518,661	—	14,620,594
* 97.9% and 99.3% of dividends were derived from interest on tax-exempt securities, on the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

As of March 31, 2015 the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)

U.S. Government Securities	$59,323	—	($15,338,366)	$14,525,221
Quality Income	2,493	—	(1,011,565)	306,547
Tax-Free Income	—	$80,216	(24,265,801)	(9,406,386)
Minnesota Tax-Free Income	—	196,217	(7,030,514)	15,067,515

54	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Net capital loss carryovers and late year losses, if any, as of March 31, 2015, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (“Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law.

The Funds’ first fiscal year end subject to the Modernization Act was March 31, 2012. The net capital loss carryovers and the expiration dates for capital losses carryover from pre-enactment taxable years and the late year losses deferred as of March 31, 2015, were as follows:

	Pre-Enactment		Post-Enactment
	Net Capital Loss		Unlimited Period of Net		Late Year	Accumulated
	Carryover Expiring in:		Capital Loss Carryover		Losses	Capital and
	2016	2017-2019	Short-Term	Long-Term	Deferred	Other Losses
U.S. Government Securities	—	—	$6,013,812	$4,682,206	$4,642,348	$15,338,366
Quality Income	—	—	136,231	$354,856	520,478	1,011,565
Tax-Free Income	$2,627,197	$16,482,714	189,719	4,966,171	—	24,265,801
Minnesota Tax-Free Income	—	5,024,269	910,676	1,095,569	—	7,030,514

For the year ended March 31, 2015, the Funds’ utilized capital losses and expired capital losses as follows:

	Utilized	Expired
Minnesota Tax-Free Income	—	$774,842

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

SEPTEMBER 30, 2015	55

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2015 (Continued)

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended September 30, 2015, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other

U.S. Government Securities	$114,002,785	—	$92,569,169	—
Quality Income	13,629,639	$32,353,283	40,450,093	$54,142,004
Tax-Free Income	—	17,470,045	—	20,134,538
Minnesota Tax-Free Income	—	70,798,040	—	27,014,550

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

Average Daily Net Assets
U.S. Government Securities	0.80%
Quality Income	0.90%
Tax-Free Income	0.80%
Minnesota Tax-Free Income	0.80%

Transactions with affiliates

The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2015:

	Shares	% Shares Outstanding

U.S. Government Securities	1,046,963	1.9
Quality Income	5,169,072	69.9
Tax-Free Income	2,827,031	16.9
Minnesota Tax-Free Income	1,963,538	4.5

(5)	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that would require disclosure in or adjustments to the financial statements.

56	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2015 to September 30, 2015.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

	Beginning Account Value (4/1/15)	Ending Account Value (9/30/15)	Expenses Paid During Period (4/1/15- 9/30/15)*

U.S. Government Securities Fund

Actual	$1,000	$1,004.20	$4.01
Hypothetical	$1,000	$1,021.00	$4.04

Quality Income Fund

Actual	$1,000	$998.40	$4.50
Hypothetical	$1,000	$1,020.50	$4.55

Tax-Free Income Fund

Actual	$1,000	$1,006.00	$4.01
Hypothetical	$1,000	$1,021.00	$4.04

Minnesota Tax-Free Income Fund

Actual	$1,000	$1,008.00	$4.02
Hypothetical	$1,000	$1,021.00	$4.04

*Expenses are equal to the Funds’ annualized expense ratio of 0.80% for the U.S. Government Securities, Tax-Free Income and Minnesota Tax-Free Funds; and 0.90% for the Quality Income Fund, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

SEPTEMBER 30, 2015	57

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds’ proxy voting policies and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling the Funds at 1-800-332-5580, and is available on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds’ file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available without charge upon request by calling the Funds at 1-800-332-5580 and are available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

58	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Semi-Annual Report
September 30, 2015

INVESTMENT ADVISER
Sit Investment Associates, Inc.
3300 IDS Center
Minneapolis, MN 55402

CUSTODIAN
The Bank Of New York Mellon
One Wall Street
New York, NY 10286

TRANSFER AGENT AND DISBURSING AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Minneapolis, MN

LEGAL COUNSEL
Dorsey & Whitney LLP
Minneapolis, MN

Sit Mutual Funds

1-800-332-5580
www.sitfunds.com

Sit Bond 9-2015

Item 2:  Code of Ethics. Not applicable to Semi-Annual Report.

Item 3:  Audit Committee Financial Expert. Not applicable to Semi-Annual Report.

Item 4:  Principal Accountant Fees and Services. Not applicable to Semi-Annual Report.

Item 5:  Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:  Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8:  Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:  Controls and Procedures -

(a) Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:  Exhibits:

(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer
Date November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer
Date November 25, 2015

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman
Date November 25, 2015